UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-07925
(Investment Company Act file number)

WesMark Funds
(Exact name of registrant as specified in charter)

One Bank Plaza, 5th floor
Wheeling, WV 26003
(Address of principal executive offices)

(304) 234-9000
(Registrant’s telephone number)

Karen Gilomen, Esq.
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
(Name and address of agent for service)

Date of fiscal year end:  December 31

Date of reporting period:  January 1 – June 30, 2017

Item 1.  Reports to Stockholders.

Table of Contents

June 30, 2017

Small Company Growth Fund
Portfolio of Investments Summary Table	1
Portfolio of Investments	2
Growth Fund
Portfolio of Investments Summary Table	5
Portfolio of Investments	6
Balanced Fund
Portfolio of Investments Summary Table	9
Portfolio of Investments	10
Government Bond Fund
Portfolio of Investments Summary Table	15
Portfolio of Investments	16
West Virginia Municipal Bond Fund
Portfolio of Investments Summary Table	21
Portfolio of Investments	22
Tactical Opportunity Fund
Portfolio of Investments Summary Table	27
Portfolio of Investments	28
Statements of Assets and Liabilities	30
Statements of Operations	32
Statements of Changes in Net Assets	33
Financial Highlights	36
Notes to Financial Statements	42
Shareholder Expense Example	55
Board Review of Advisory Contract	56
Additional Information	58
Glossary of Terms	59

June 30, 2017 » Semi-Annual Report

Portfolio of Investments Summary Table

June 30, 2017 (Unaudited)	WesMark Small Company Growth Fund

At June 30, 2017, the Fund's Portfolio Composition(1) was as follows:
Portfolio Composition	Percentage of Total Net Assets
COMMON STOCKS	90.9%
SHORT TERM INVESTMENTS(2)	10.5%
EXCHANGE TRADED FUNDS	1.9%
OTHER ASSETS AND LIABILITIES - NET(3)	-3.3%
TOTAL NET ASSETS	100.0%
At June 30, 2017, the Fund's Sector composition(4) was as follows:
Sector Composition	Percentage of Total Net Assets
Industrials	24.3%
Health Care	21.5%
Financials	15.2%
Information Technology	14.9%
Consumer Discretionary	6.2%
Consumer Staples	3.8%
Materials	3.2%
Exchange Traded Funds	1.9%
Energy	1.2%
Real Estate	0.6%
Equity Portfolio Sub-Total	92.8%
Short Term Investments(2)	10.5%
Other Assets and Liabilities - Net(3)	-3.3%
Total Net Assets	100.0%

(1)	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short Term Investments include investment in a money market mutual fund.
(3)	Assets, other than investments in securities, less liabilities.
(4)	Securities are assigned to a sector classification by the Fund's advisor.

Semi-Annual Report | June 30, 2017	1

Portfolio of Investments

WesMark Small Company Growth Fund	June 30, 2017 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-90.9%
CONSUMER DISCRETIONARY-6.2%
	Apparel Retail-2.0%
40,000	Foot Locker, Inc.	$1,971,200

	Apparel, Accessories & Luxury Goods-0.7%
8,167	Carter's, Inc.	726,455

	Automotive Retail-2.1%
22,000	Lithia Motors, Inc., Class A	2,073,060

	Consumer Electronics-0.7%
76,988	ZAGG, Inc.(1)	665,946

	Specialty Stores-0.7%
18,147	Dick's Sporting Goods, Inc.	722,795

TOTAL CONSUMER DISCRETIONARY		6,159,456

CONSUMER STAPLES-3.8%
	Food Retail-0.3%
3,132	Casey's General Stores, Inc.	335,469

	Household Products-2.2%
17,537	Spectrum Brands Holdings, Inc.	2,192,826

	Personal Products-1.3%
16,181	Edgewell Personal Care Co.(1)	1,230,080

TOTAL CONSUMER STAPLES		3,758,375

ENERGY-1.2%
	Coal & Consumable Fuels-0.5%
31,488	CONSOL Energy, Inc.(1)	470,431

	Oil & Gas Exploration & Production-0.7%
37,000	Carrizo Oil & Gas, Inc.(1)	644,540

TOTAL ENERGY		1,114,971

FINANCIALS-15.2%
	Asset Management & Custody Banks-2.6%
88,961	Federated Investors, Inc., Class B	2,513,148

	Investment Banking & Brokerage-2.1%
45,541	Stifel Financial Corp.(1)	2,093,975
Shares/Principal Amount		Value
	Life & Health Insurance-0.8%
34,337	Trupanion, Inc.(1)	$768,462

	Property & Casualty Insurance-0.6%
12,906	First American Financial Corp.	576,769

	Regional Banks-7.6%
25,837	Associated Banc-Corp	651,092
23,345	BancorpSouth, Inc.	712,022
16,169	Banner Corp.	913,710
15,931	First Bancorp	498,003
39,142	First Horizon National Corp.	681,854
34,078	Fulton Financial Corp.	647,482
15,570	MB Financial, Inc.	685,703
52,504	Old National Bancorp	905,694
10,390	South State Corp.	890,423
28,160	Trustmark Corp.	905,626
		7,491,609
	Reinsurance-1.5%
27,282	Validus Holdings, Ltd.	1,417,846

TOTAL FINANCIALS		14,861,809

HEALTH CARE-21.5%
	Health Care Equipment-5.8%
25,000	Analogic Corp.	1,816,250
26,989	Hill-Rom Holdings, Inc.	2,148,594
17,206	Integra LifeSciences Holdings Corp.(1)	937,899
87,766	Invuity, Inc.(1)	636,304
		5,539,047
	Health Care Services-0.2%
49,413	Sharps Compliance Corp.(1)	209,017

	Health Care Supplies-3.2%
10,743	Align Technology, Inc.(1)	1,612,739
23,000	Neogen Corp.(1)	1,589,530
		3,202,269
	Health Care Technology-3.7%
146,324	Allscripts Healthcare Solutions, Inc.(1)	1,867,094
12,461	athenahealth, Inc.(1)	1,751,394
		3,618,488
	Life Sciences Tools & Services-5.6%
8,079	Charles River Laboratories International, Inc.(1)	817,191
18,044	ICON PLC(1)	1,764,523

2	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2017 (Unaudited)	WesMark Small Company Growth Fund

Shares/Principal Amount		Value
33,643	PAREXEL International Corp.(1)	$2,923,913
		5,505,627
	Pharmaceuticals-3.0%
55,672	Prestige Brands Holdings, Inc.(1)	2,940,038

TOTAL HEALTH CARE		21,014,486

INDUSTRIALS-24.3%
	Aerospace & Defense-6.1%
74,350	Hexcel Corp.	3,924,937
29,246	Moog, Inc., Class A(1)	2,097,523
		6,022,460
	Airlines-2.1%
15,000	Allegiant Travel Co.	2,034,000

	Building Products-6.7%
44,987	AAON, Inc.	1,657,771
23,578	Lennox International, Inc.	4,329,864
14,523	Masco Corp.	554,924
		6,542,559
	Construction & Engineering-3.5%
104,774	Quanta Services, Inc.(1)	3,449,160

	Diversified Support Services-0.9%
6,411	UniFirst Corp.	902,028

	Electronics-1.3%
17,549	OSI Systems, Inc.(1)	1,318,807

	Trading Companies & Distributors-2.2%
19,497	United Rentals, Inc.(1)	2,197,507

	Trucking-1.5%
20,528	Ryder System, Inc.	1,477,605

TOTAL INDUSTRIALS		23,944,126

INFORMATION TECHNOLOGY-14.9%
	Application Software-0.8%
43,691	Nuance Communications, Inc.(1)	760,660

	Computer Hardware-0.5%
12,536	NCR Corp.(1)	511,970

	Electronic Equipment & Instruments-0.6%
33,500	VeriFone Systems, Inc.(1)	606,350
Shares/Principal Amount		Value
	Internet Software & Services-2.6%
16,674	IAC/InterActiveCorp(1)	$1,721,424
66,980	Quotient Technology, Inc.(1)	770,270
		2,491,694
	Semiconductor Equipment-2.5%
81,430	Teradyne, Inc.	2,445,343

	Semiconductors-2.2%
7,574	Cavium, Inc.(1)	470,573
30,371	Integrated Device Technology, Inc.(1)	783,268
65,505	Pure Storage, Inc., Class A(1)	839,119
		2,092,960
	Semiconductors & Semiconductor Equipment-1.8%
127,992	Cypress Semiconductor Corp.	1,747,091

	Semiconductors Equipment-0.4%
15,665	Veeco Instruments, Inc.(1)	436,270

	Systems Software-2.4%
46,987	FireEye, Inc.(1)	714,672
14,993	Qualys, Inc.(1)	611,714
28,445	Rapid7, Inc.(1)	478,729
9,734	Tableau Software, Inc., Class A(1)	596,402
		2,401,517
	Technology Distributors-1.1%
9,232	SYNNEX Corp.	1,107,471

TOTAL INFORMATION TECHNOLOGY		14,601,326

MATERIALS-3.2%
	Forest Products-2.2%
87,405	Louisiana-Pacific Corp.(1)	2,107,335

	Paper Products-1.0%
47,949	PH Glatfelter Co.	936,923

TOTAL MATERIALS		3,044,258

Semi-Annual Report | June 30, 2017	3

Portfolio of Investments

WesMark Small Company Growth Fund	June 30, 2017 (Unaudited)

Shares/Principal Amount		Value
REAL ESTATE-0.6%
	Equity Real Estate Investment-0.6%
60,230	Farmland Partners, Inc.	$538,456

TOTAL REAL ESTATE		538,456

TOTAL COMMON STOCKS
(Cost $58,119,781)		89,037,263

EXCHANGE TRADED FUNDS-1.9%
13,117	iShares Russell 2000 ETF	1,848,448

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,855,292)		1,848,448

SHORT TERM INVESTMENTS-10.5%
	Mutual Funds-10.5%
10,321,412	Federated Government Obligations Fund 7-Day Yield 0.849% (at net asset value)	10,321,412

TOTAL SHORT TERM INVESTMENTS
(Cost $10,321,412)		10,321,412

TOTAL INVESTMENTS-103.3%
(Cost $70,296,485)		101,207,123
OTHER ASSETS AND LIABILITIES-NET(2)-(3.3)%		(3,235,470)
NET ASSETS-100.0%		$97,971,653

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note -	The categories of investments are shown as a percentage of net assets at June 30, 2017.

See Notes to Financial Statements which are an integral part of the Financial Statements.

4	www.wesmarkfunds.com

Portfolio of Investments Summary Table
June 30, 2017 (Unaudited)	WesMark Growth Fund

At June 30, 2017, the Fund's Portfolio Composition(1) was as follows:
Portfolio Composition	Percentage of Total Net Assets
COMMON STOCKS	93.4%
SHORT TERM INVESTMENTS(2)	6.9%
OTHER ASSETS AND LIABILITIES - NET(3)	-0.3%
TOTAL NET ASSETS	100.0%
At June 30, 2017, the Fund's Sector composition(4) was as follows:
Sector Composition	Percentage of Total Net Assets
Information Technology	27.3%
Health Care	19.2%
Consumer Discretionary	12.4%
Financials	11.1%
Industrials	8.0%
Consumer Staples	7.1%
Energy	4.3%
Materials	1.5%
Telecommunication Services	1.3%
Consumer, Cyclical	1.2%
Equity Portfolio Sub-Total	93.4%
Short Term Investments(2)	6.9%
Other Assets and Liabilities - Net(3)	-0.3%
Total Net Assets	100.0%

(1)	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short Term Investments include investment in a money market mutual fund.
(3)	Assets, other than investments in securities, less liabilities.
(4)	Securities are assigned to a sector classification by the Fund’s advisor.

Semi-Annual Report | June 30, 2017	5

Portfolio of Investments
WesMark Growth Fund	June 30, 2017 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-93.4%
CONSUMER, CYCLICAL-1.2%
	Retail-1.2%
19,000	O'Reilly Automotive, Inc.(1)	$4,156,060

TOTAL CONSUMER, CYCLICAL		4,156,060

CONSUMER DISCRETIONARY-12.4%
	Apparel Retail-0.4%
24,000	Ross Stores, Inc.	1,385,520

	Broadcasting-1.9%
100,000	CBS Corp., Class B	6,378,000

	Footwear-1.1%
60,000	NIKE, Inc., Class B	3,540,000

	Home Building-0.8%
65,000	Toll Brothers, Inc.	2,568,150

	Internet Retail-4.4%
12,600	Amazon.com, Inc.(1)	12,196,800
18,280	Expedia, Inc.	2,722,806
		14,919,606
	Media-1.8%
87,000	Scripps Networks Interactive, Inc., Class A	5,942,970

	Movies & Entertainment-1.3%
40,000	Walt Disney Co.	4,250,000

	Restaurants-0.7%
40,000	Starbucks Corp.	2,332,400

TOTAL CONSUMER DISCRETIONARY		41,316,646

CONSUMER STAPLES-7.1%
	Distillers & Vintners-2.1%
36,000	Constellation Brands, Inc., Class A	6,974,280

	Drugs Retail-4.0%
100,000	CVS Health Corp.	8,046,000
70,500	Walgreens Boots Alliance, Inc.	5,520,855
		13,566,855
Shares/Principal Amount		Value
	Food Retail-1.0%
75,000	Mondelez International, Inc., Class A	$3,239,250

TOTAL CONSUMER STAPLES		23,780,385

ENERGY-4.3%
	Energy Equipment & Services-0.9%
44,000	Schlumberger, Ltd.	2,896,960

	Oil & Gas-0.4%
43,000	Noble Energy, Inc.	1,216,900

	Oil & Gas Exploration & Production-2.1%
123,000	EQT Corp.	7,206,570

	Oil, Gas & Consumable Fuels-0.9%
36,000	Diamondback Energy, Inc.(1)	3,197,160

TOTAL ENERGY		14,517,590

FINANCIALS-11.1%
	Asset Management & Custody Banks-2.1%
16,450	BlackRock, Inc.	6,948,644

	Consumer Finance-1.0%
39,700	Capital One Financial Corp.	3,280,014

	Diversified Banks-2.6%
158,000	Wells Fargo & Co.	8,754,780

	Investment Banking & Brokerage-1.3%
100,000	Morgan Stanley	4,456,000

	Property & Casualty Insurance-2.8%
64,000	Chubb, Ltd.	9,304,320

	Regional Banks-1.3%
100,000	BB&T Corp.	4,541,000

TOTAL FINANCIALS		37,284,758

HEALTH CARE-19.2%
	Biotechnology-3.6%
35,000	Amgen, Inc.	6,028,050
46,000	Celgene Corp.(1)	5,974,020
		12,002,070

6	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2017 (Unaudited)	WesMark Growth Fund

Shares/Principal Amount		Value
	Life Sciences Tools & Services-2.4%
50,000	Quintiles IMS Holdings, Inc.(1)	$4,475,000
21,000	Thermo Fisher Scientific, Inc.	3,663,870
		8,138,870
	Managed Health Care-5.8%
55,000	Aetna, Inc.	8,350,650
60,000	UnitedHealth Group, Inc.	11,125,200
		19,475,850
	Pharmaceuticals-7.4%
110,000	Abbott Laboratories	5,347,100
17,500	Allergan PLC	4,254,075
28,250	Johnson & Johnson	3,737,192
57,000	Merck & Co., Inc.	3,653,130
125,000	Zoetis, Inc.	7,797,500
		24,788,997
TOTAL HEALTH CARE		64,405,787

INDUSTRIALS-8.0%
	Aerospace & Defense-4.8%
32,100	Boeing Co.	6,347,775
25,000	Honeywell International, Inc.	3,332,250
39,300	Raytheon Co.	6,346,164
		16,026,189
	Air Freight & Logistics-2.5%
38,000	FedEx Corp.	8,258,540

	Industrial Conglomerates-0.7%
81,500	General Electric Co.	2,201,315

TOTAL INDUSTRIALS		26,486,044

INFORMATION TECHNOLOGY-27.3%
	Application Software-4.1%
38,000	Adobe Systems, Inc.(1)	5,374,720
63,000	salesforce.com, Inc.(1)	5,455,800
30,000	SAP SE ADR	3,140,100
		13,970,620
	Communications Equipment-1.1%
30,000	F5 Networks, Inc.(1)	3,811,800

	Computer Hardware-3.0%
70,000	Apple, Inc.	10,081,400

	Data Processing & Outsourced Services-4.6%
82,500	Mastercard, Inc., Class A	10,019,625
100,000	PayPal Holdings, Inc.(1)	5,367,000
		15,386,625
Shares/Principal Amount		Value
	Internet Software & Services-5.6%
20,000	Alibaba Group Holding, Ltd. ADR(1)	$2,818,000
6,000	Alphabet, Inc., Class A(1)	5,578,080
6,016	Alphabet, Inc., Class C(1)	5,466,920
33,500	Facebook, Inc., Class A(1)	5,057,830
		18,920,830
	IT Services-1.4%
75,000	Vantiv, Inc., Class A(1)	4,750,500

	Semiconductors-3.0%
31,211	Broadcom, Ltd.	7,273,724
43,000	Cavium, Inc.(1)	2,671,590
		9,945,314
	Semiconductors & Semiconductor Equipment-1.7%
58,000	Skyworks Solutions, Inc.	5,565,100

	Systems Software-2.8%
50,000	Microsoft Corp.	3,446,500
123,000	Oracle Corp.	6,167,220
		9,613,720
TOTAL INFORMATION TECHNOLOGY		92,045,909

MATERIALS-1.5%
	Diversified Chemicals-1.5%
45,000	PPG Industries, Inc.	4,948,200

TOTAL MATERIALS		4,948,200

TELECOMMUNICATION SERVICES-1.3%
	Wireless Telecommunication Services-1.3%
75,000	T-Mobile US, Inc.(1)	4,546,500

TOTAL TELECOMMUNICATION SERVICES		4,546,500

TOTAL COMMON STOCKS (Cost $198,224,824)		313,487,879

SHORT TERM INVESTMENTS-6.9%
	Mutual Funds-6.9%
23,053,322	Federated Government Obligations Fund 7-Day Yield 0.849% (at net asset value)	23,053,322

TOTAL SHORT TERM INVESTMENTS (Cost $23,053,322)		23,053,322

Semi-Annual Report | June 30, 2017	7

Portfolio of Investments
WesMark Growth Fund	June 30, 2017 (Unaudited)

Shares/Principal Amount	Value
TOTAL INVESTMENTS-100.3%
(Cost $221,278,146)	$336,541,201
OTHER ASSETS AND LIABILITIES-NET(2)-(0.3)%	(972,475)
NET ASSETS-100.0%	$335,568,726

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at June 30, 2017.

See Notes to Financial Statements which are an integral part of the Financial Statements.

8	www.wesmarkfunds.com

Portfolio of Investments Summary Table
June 30, 2017 (Unaudited)	WesMark Balanced Fund

At June 30, 2017, the Fund's Portfolio Composition(1) was as follows:
Portfolio Composition	Percentage of Total Net Assets
COMMON STOCKS	61.7%
EXCHANGE TRADED FUNDS	1.6%
EQUITY PORTFOLIO SUB-TOTAL	63.3%
CORPORATE BOND	13.9%
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS	6.1%
TAXABLE MUNICIPAL BONDS	5.3%
U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES	4.9%
U.S. GOVERNMENT AGENCY SECURITIES	4.0%
FIXED INCOME PORTFOLIO SUB-TOTAL	34.2%
SHORT TERM INVESTMENTS(2)	0.6%
OTHER ASSETS AND LIABILITIES - NET(3)	1.9%
TOTAL NET ASSETS	100.0%
At June 30, 2017, the Fund's Sector composition(4) was as follows:
Sector Composition	Percentage of Total Net Assets
Information Technology	14.6%
Consumer Staples	10.4%
Financials	9.0%
Health Care	7.5%
Industrials	6.6%
Energy	5.0%
Materials	2.0%
Consumer Discretionary	2.0%
Utilities	1.9%
Telecommunication Services	1.6%
Real Estate	1.1%
High Yield Fixed Income	0.8%
Exchange Traded Funds	0.8%
Equity Portfolio Sub-Total	63.3%
U.S. Government Agencies (Combined)	15.0%
Corporate Bonds	13.9%
Taxable Municipal Bonds	5.3%
Fixed Income Portfolio Sub-Total	34.2%
Short Term Investments(2)	0.6%
Other Assets and Liabilities - Net(3)	1.9%
Total Net Assets	100.0%

(1)	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short Term Investments include investment in a money market mutual fund.
(3)	Assets, other than investments in securities, less liabilities.
(4)	Securities are assigned to a sector classification by the Fund’s advisor.

Semi-Annual Report | June 30, 2017	9

Portfolio of Investments

WesMark Balanced Fund	June 30, 2017 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-61.7%
CONSUMER DISCRETIONARY-2.0%
	Auto Parts & Equipment-0.6%
14,000	Magna International, Inc.	$648,620

	Department Stores-0.5%
24,000	Macy's, Inc.(1)	557,760

	Home Improvement Retail-0.9%
6,500	Home Depot, Inc.	997,100

TOTAL CONSUMER DISCRETIONARY		2,203,480

CONSUMER STAPLES-10.4%
	Drugs Retail-1.4%
20,000	CVS Health Corp.	1,609,200

	Food Products-1.3%
39,000	Conagra Brands, Inc.	1,394,640

	Household Products-1.3%
17,000	Procter & Gamble Co.	1,481,550

	Hypermarkets & Super Centers-0.8%
11,500	Wal-Mart Stores, Inc.	870,320

	Packaged Foods & Meats-1.1%
10,000	JM Smucker Co.	1,183,300

	Soft Drinks-2.5%
20,000	Coca-Cola Co.	897,000
16,000	PepsiCo, Inc.	1,847,840
		2,744,840
	Tobacco-2.0%
30,000	Altria Group, Inc.	2,234,100

TOTAL CONSUMER STAPLES		11,517,950

ENERGY-5.0%
	Energy Equipment & Services-0.7%
12,500	Schlumberger, Ltd.	823,000

	Integrated Oil & Gas-4.3%
19,100	Chevron Corp.	1,992,703
20,000	Exxon Mobil Corp.	1,614,600
Shares/Principal Amount		Value
25,000	TOTAL SA ADR	$1,239,750
		4,847,053
TOTAL ENERGY		5,670,053

FINANCIALS-9.0%
	Consumer Finance-1.9%
35,000	Discover Financial Services	2,176,650

	Diversified Banks-1.1%
24,000	US Bancorp	1,246,080

	Insurance Brokers-1.4%
27,000	Arthur J Gallagher & Co.	1,545,750

	Other Diversified Financial Services-0.6%
7,500	JPMorgan Chase & Co.	685,500

	Property & Casualty Insurance-1.7%
13,000	Chubb, Ltd.	1,889,940

	Regional Banks-1.9%
25,000	BB&T Corp.	1,135,250
8,000	PNC Financial Services Group, Inc.	998,960
		2,134,210
	Retail REITS-0.4%
12,500	National Retail Properties, Inc. REIT	488,750

TOTAL FINANCIALS		10,166,880

HEALTH CARE-7.5%
	Biotechnology-2.8%
20,000	AbbVie, Inc.	1,450,200
9,500	Amgen, Inc.	1,636,185
		3,086,385
	Pharmaceuticals-4.7%
30,000	Bristol-Myers Squibb Co.	1,671,600
25,000	Merck & Co., Inc.	1,602,250
60,000	Pfizer, Inc.	2,015,400
		5,289,250
TOTAL HEALTH CARE		8,375,635

INDUSTRIALS-6.6%
	Aerospace & Defense-4.4%
7,000	Boeing Co.	1,384,250
6,000	Honeywell International, Inc.	799,740
6,000	Lockheed Martin Corp.	1,665,660

10	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2017 (Unaudited)	WesMark Balanced Fund

Shares/Principal Amount		Value
9,000	United Technologies Corp.	$1,098,990
		4,948,640
	Air Freight & Logistics-1.5%
15,000	United Parcel Service, Inc., Class B	1,658,850

	Industrial Conglomerates-0.7%
30,000	General Electric Co.	810,300

TOTAL INDUSTRIALS		7,417,790

INFORMATION TECHNOLOGY-14.6%
	Communications Equipment-0.8%
30,000	Cisco Systems, Inc.	939,000

	Computer Hardware-3.4%
26,000	Apple, Inc.	3,744,520

	IT Services-3.2%
15,000	International Business Machines Corp.	2,307,450
23,000	Leidos Holdings, Inc.	1,188,870
		3,496,320
	Semiconductor Equipment-1.0%
27,000	Applied Materials, Inc.	1,115,370

	Semiconductors-2.9%
24,000	Intel Corp.	809,760
11,850	Microchip Technology, Inc.	914,583
20,000	Texas Instruments, Inc.	1,538,600
		3,262,943
	Semiconductors & Semiconductor Equipment-1.2%
100,000	Cypress Semiconductor Corp.	1,365,000

	Systems Software-0.9%
14,000	Microsoft Corp.	965,020

	Technology Hardware & Storage-1.2%
15,000	Western Digital Corp.	1,329,000

TOTAL INFORMATION TECHNOLOGY		16,217,173

MATERIALS-2.0%
	Diversified Chemicals-2.0%
20,000	Dow Chemical Co.	1,261,400

Shares/Principal Amount		Value
13,000	EI du Pont de Nemours & Co.	$1,049,230
		2,310,630
TOTAL MATERIALS		2,310,630

REAL ESTATE-1.1%
	Industrial REITS-0.7%
13,000	Prologis, Inc. REIT	762,320

	Specialized REITS-0.4%
18,500	CubeSmart REIT	444,740

TOTAL REAL ESTATE		1,207,060

TELECOMMUNICATION SERVICES-1.6%
	Integrated Telecommunication Services-1.6%
25,000	AT&T, Inc.	943,250
20,000	Verizon Communications, Inc.	893,200
		1,836,450
TOTAL TELECOMMUNICATION SERVICES		1,836,450

UTILITIES-1.9%
	Electric Utilities-1.0%
13,025	Duke Energy Corp.	1,088,760

	Multi-Utilities-0.9%
13,250	Dominion Energy, Inc.	1,015,347

TOTAL UTILITIES		2,104,107

TOTAL COMMON STOCKS
(Cost $50,899,652)		69,027,208

EXCHANGE TRADED FUNDS-1.6%
38,700	PowerShares Senior Loan Portfolio	895,518
18,000	SPDR® Bloomberg Barclays Convertible Securities ETF	893,160

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,703,609)		1,788,678

CORPORATE BONDS-13.9%
	Automobile Manufacturers-0.9%
$1,000,000	Toyota Motor Credit Corp., Sr. Unsecured Notes, 2.250%, 12/7/2027(2)	970,755

Semi-Annual Report | June 30, 2017	11

Portfolio of Investments

WesMark Balanced Fund	June 30, 2017 (Unaudited)

Shares/Principal Amount		Value
	Banks-0.9%
$1,000,000	Wells Fargo & Co., Subordinated Notes, 3.450%, 2/13/2023	$1,024,500

	Diversified Chemicals-0.9%
1,000,000	Dow Chemical Co., Sr. Unsecured Notes, 3.000%, 11/15/2022	1,020,349

	Industrial Gases-0.8%
835,000	Air Products & Chemicals, Inc., Sr. Unsecured Notes, 3.350%, 7/31/2024	864,040

	Integrated Telecommunication Services-1.8%
1,000,000	AT&T, Inc., Sr. Unsecured Notes, 3.950%, 1/15/2025	1,020,870
1,000,000	Verizon Communications, Inc., Sr. Unsecured Notes, 2.250%, 3/16/2022(3)	1,012,416
		2,033,286
	Life Sciences Tools & Services-0.5%
500,000	Agilent Technologies, Inc., Sr. Unsecured Notes, 3.200%, 10/1/2022	509,412

	Oil & Gas Exploration & Production-0.4%
500,000	Devon Energy Corp., Sr. Unsecured Notes, 3.250%, 5/15/2022	497,420

	Other Diversified Financial Services-0.9%
1,000,000	JPMorgan Chase & Co., Subordinated Notes, 4.125%, 12/15/2026	1,040,854

	Packaged Foods & Meats-0.4%
500,000	Kraft Heinz Foods Co., Sr. Unsecured Notes, 3.125%, 9/12/2021	499,569

	Pharmaceuticals-2.3%
1,000,000	Allergan Funding SCS, Sr. Unsecured Notes, 3.450%, 3/15/2022	1,031,785
500,000	Pfizer, Inc., Sr. Unsecured Notes, 3.400%, 5/15/2024	522,963

Shares/Principal Amount		Value
$1,000,000	Zoetis, Inc., Sr. Unsecured Notes, 3.250%, 2/1/2023	$1,026,007
		2,580,755
	Real Estate-0.7%
750,000	Simon Property Group LP, Sr. Unsecured Notes, 2.750%, 2/1/2023	747,577

	Regional Banks-2.3%
500,000	PNC Bank NA, Subordinated Notes, 2.950%, 1/30/2023	505,477
1,000,000	PNC Bank NA, Sr. Unsecured Notes, 1.700%, 12/7/2018	1,000,111
1,000,000	PNC Bank NA, Sr. Unsecured Notes, 3.250%, 6/1/2025	1,016,340
		2,521,928
	Software & Services-1.1%
400,000	Autodesk, Inc., Sr. Unsecured Notes, 3.600%, 12/15/2022	412,165
750,000	Oracle Corp., Sr. Unsecured Notes, 3.400%, 7/8/2024	781,773
		1,193,938
TOTAL CORPORATE BONDS
(Cost $15,325,493)		15,504,383

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-6.1%
	Federal Home Loan Mortgage Corp.-2.0%
839,255	Series 2015-4517, Class PC, 2.500%, 5/15/2044	842,978
1,368,210	Series 2017-4665, Class JA, 4.000%, 12/15/2042	1,436,839
		2,279,817
	Federal National Mortgage Association-2.9%
963,263	Series 2003-39, Class JC, 4.000%, 5/25/2033, REMIC	1,023,662
431,403	Series 2012-100, Class NA, 2.000%, 11/25/2041	428,461
608,910	Series 2012-54, Class WA, 3.000%, 4/25/2032	625,217
608,648	Series 2013-72, Class HG, 3.000%, 4/25/2033	625,315
533,892	Series 2013-9, Class KB, 2.500%, 12/25/2042	538,106
		3,240,761

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Portfolio of Investments

June 30, 2017 (Unaudited)	WesMark Balanced Fund

Shares/Principal Amount		Value
	Government National Mortgage Association-1.2%
$543,424	Series 2012-84, Class TA, 2.500%, 3/20/2042	$542,416
731,788	Series 2013-88, Class LV, 2.500%, 9/16/2026	742,082
		1,284,498
TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $6,804,817)		6,805,076

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-4.9%
	Commercial Mortgage-Backed Securities-3.7%
2,000,000	Series 2016-K723, Class A2, 2.454%, 8/25/2023	2,012,366
1,500,000	Series 2015-UBS8, Class A4, 3.809%, 11/15/2025	1,577,540
500,000	Series 2012-C3, Class A4, 3.091%, 9/10/2022	512,883
		4,102,789
	Federal Home Loan Mortgage Corp.-0.3%
345,990	Pool G18527, 3.000%, 10/1/2029	355,636

	Federal National Mortgage Association-0.9%
459,387	Pool AM3301, 2.350%, 5/1/2023	459,385
525,481	Pool MA1449, 3.000%, 5/1/2028	538,597
		997,982
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES
(Cost $5,430,178)		5,456,407

U.S. GOVERNMENT AGENCY SECURITIES-4.0%
	Federal Farm Credit Banks-3.6%
2,000,000	2.450%, 11/29/2023	2,000,288
2,000,000	3.100%, 12/21/2026	2,001,678
		4,001,966
	Federal Home Loan Banks-0.4%
450,000	5.250%, 6/10/2022	517,468

TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(Cost $4,441,301)		4,519,434

Shares/Principal Amount		Value
TAXABLE MUNICIPAL BONDS-5.3%
	Alaska-0.5%
$500,000	City of Anchorage, Build America General Obligation Unlimited Bonds, 5.368%, 4/1/2026	$541,345

	Florida-0.7%
305,000	Florida Department of Management Services, Build America Revenue Bonds, 6.825%, 8/1/2029	331,547
425,000	Jacksonville Electric Authority, Bulk Power Supply System, Build America Revenue Bonds, 5.450%, 10/1/2025	496,800
		828,347
	Illinois-0.2%
200,000	City of Lake Forest, Build America General Obligation Unlimited Bonds, Series C, 4.750%, 12/15/2022	207,000

	Michigan-0.3%
270,000	Belding Area Schools, General Obligation Unlimited Bonds, 6.700%, 5/1/2027	303,739

	Ohio-0.6%
630,000	Ohio State Water Development Authority, Build America Revenue Bonds, 4.042%, 12/1/2023	685,113

	Pennsylvania-1.2%
500,000	Albert Gallatin Area School District, Build America General Obligation Unlimited Bonds, 6.080%, 9/1/2025	559,835
250,000	Pittsburgh and Allegheny County, Pennsylvania, Sports and Exhibition Authority Revenue Bonds, 4.271%, 12/15/2027	258,815
500,000	State Public School Building Authority, Revenue Bonds, 5.000%, 9/15/2027	548,050
		1,366,700

Semi-Annual Report | June 30, 2017	13

Portfolio of Investments

WesMark Balanced Fund	June 30, 2017 (Unaudited)

Shares/Principal Amount		Value
	Utah-0.8%
$860,000	Weber Basin Water Conservancy District, Build America Revenue Bonds, Series B, 6.400%, 10/1/2029	$936,015

	Virginia-0.5%
500,000	Virginia Public Building Authority, Build America Revenue Bonds, 5.500%, 8/1/2027	538,980

	Wisconsin-0.5%
500,000	State of Wisconsin Transportation Authority Revenue Bonds, 5.500%, 7/1/2026	549,320

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $5,615,420)		5,956,559

SHORT TERM INVESTMENTS-0.6%
	Mutual Funds-0.6%
662,551	Federated Government Obligations Fund 7-Day Yield 0.849% (at net asset value)	662,551

TOTAL SHORT TERM INVESTMENTS
(Cost $662,551)		662,551

TOTAL INVESTMENTS-98.1%
(Cost $90,883,021)		109,720,296
OTHER ASSETS AND LIABILITIES-NET(4)-1.9%		2,072,925
NET ASSETS-100.0%		$111,793,221

SCHEDULE OF WRITTEN OPTIONS

Number of Contracts		Value
WRITTEN CALL OPTIONS(0.0%)(5)
(240)	Macy's, Inc., Expires 07/21/2017, Exercise Price $24.50	$(5,760)
TOTAL WRITTEN CALL OPTIONS
(Premiums received $4,118)		$(5,760)

(1)	Pledged security, a portion or all of the security is pledged as collateral for written options as of June 30, 2017.
(2)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2017.
(3)	Floating or variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017.
(4)	Assets, other than investments in securities, less liabilities.
(5)	Amount represents less than 0.05% of net assets.

Note -	The categories of investments are shown as a percentage of net assets at June 30, 2017.

See Notes to Financial Statements which are an integral part of the Financial Statements.

14	www.wesmarkfunds.com

Portfolio of Investments Summary Table

June 30, 2017 (Unaudited)	WesMark Government Bond Fund

At June 30, 2017, the Fund's Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS	61.3%
TAXABLE MUNICIPAL BONDS	18.2%
U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES	15.1%
U.S. TREASURY BONDS	4.5%
FIXED INCOME PORTFOLIO SUB-TOTAL	99.1%
SHORT TERM INVESTMENTS(2)	1.4%
OTHER ASSETS AND LIABILITIES - NET(3)	-0.5%
TOTAL NET ASSETS	100.0%

(1)	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short Term Investments include investment in a money market mutual fund.
(3)	Assets, other than investments in securities, less liabilities.

Semi-Annual Report | June 30, 2017	15

Portfolio of Investments

WesMark Government Bond Fund	June 30, 2017 (Unaudited)

Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-61.3%
	Federal Home Loan Mortgage Corp.-24.7%
$209,298	Series 2009-3531, Class CE, 3.000%, 1/15/2039, REMIC	$212,758
1,673,567	Series 2011-3905, Class MP, 2.000%, 3/15/2041, REMIC	1,663,554
759,404	Series 2011-3919, Class CE, 2.750%, 10/15/2040, REMIC	765,719
3,372,150	Series 2012-3984, Class PA, 2.000%, 12/15/2039, REMIC	3,328,238
4,882,322	Series 2012-4002, Class CA, 2.000%, 8/15/2041, REMIC	4,797,296
1,726,073	Series 2012-4005, Class PA, 2.000%, 10/15/2041, REMIC	1,733,189
3,279,514	Series 2012-4099, Class BD, 2.000%, 6/15/2039, REMIC	3,264,548
2,836,615	Series 2013-4184, Class PA, 2.000%, 10/15/2042, REMIC	2,805,529
1,916,842	Series 2013-4187, Class CA, 2.000%, 4/15/2033, REMIC	1,898,094
1,678,698	Series 2013-4204, Class AD, 1.500%, 8/15/2042, REMIC	1,630,640
1,339,578	Series 2013-4208, Class KA, 1.500%, 5/15/2028, REMIC	1,297,973
1,678,610	Series 2013-4249, Class KD, 3.000%, 11/15/2042, REMIC	1,701,504
658,559	Series 2013-4287, Class AB, 2.000%, 12/15/2026, REMIC	653,922
1,251,790	Series 2014-4368, Class BE, 2.500%, 5/15/2031, REMIC	1,261,183
1,789,277	Series 2015-4472, Class MA, 3.000%, 5/15/2045, REMIC	1,805,670
962,841	Series 2015-4487, Class DA, 2.500%, 1/15/2045, REMIC	944,093
2,412,051	Series 2015-4531, Class PD, 2.500%, 5/15/2043, REMIC	2,404,153
4,222,528	Series 2015-4537, Class AB, 3.000%, 1/15/2043, REMIC	4,288,320
2,110,443	Series 2016-4546, Class TE, 2.000%, 12/15/2045, REMIC	2,057,854
1,000,122	Series 2016-4616, Class HP, 3.000%, 9/15/2046, REMIC	1,014,952
4,701,271	Series 2016-4631, Class AE, 3.500%, 5/15/2044, REMIC	4,879,294
1,946,401	Series 2017-4655, Class LA, 3.500%, 3/15/2042, REMIC	2,010,325
Shares/Principal Amount		Value
$4,865,871	Series 2017-4657, Class TA, 3.500%, 11/15/2041, REMIC	$5,058,084
4,444,766	Series 2017-4661, Class AC, 4.000%, 4/15/2043, REMIC	4,673,255
4,957,379	Series 2017-4680, Class TA, 4.000%, 7/15/2044, REMIC	5,223,773
		61,373,920
	Federal National Mortgage Association-27.7%
1,029,134	Series 2003-119, Class YF, 2.551%, 12/25/2033, REMIC(1)	1,052,168
918,933	Series 2003-39, Class JC, 4.000%, 5/25/2033, REMIC	976,552
1,431,484	Series 2003-44, Class Q, 3.500%, 6/25/2033, REMIC	1,473,611
3,082,178	Series 2010-102, Class PE, 2.000%, 9/25/2040, REMIC	3,056,770
744,173	Series 2011-121, Class PD, 2.000%, 12/25/2040, REMIC	735,775
2,711,929	Series 2012-103, Class NG, 1.750%, 11/25/2041, REMIC	2,583,674
4,104,294	Series 2012-103, Class VC, 3.500%, 9/25/2029, REMIC	4,237,611
602,599	Series 2012-116, Class PC, 2.000%, 10/25/2042, REMIC	591,823
3,063,928	Series 2012-153, Class KB, 1.750%, 1/25/2042, REMIC	2,947,859
2,908,122	Series 2012-17, Class EA, 2.000%, 3/25/2041, REMIC	2,861,535
2,060,886	Series 2012-30, Class CA, 2.000%, 10/25/2041, REMIC	2,025,956
1,397,884	Series 2012-31, Class NP, 2.000%, 4/25/2041, REMIC	1,402,047
893,718	Series 2012-58, Class PA, 2.000%, 4/25/2042, REMIC	864,374
1,844,070	Series 2012-69, Class PH, 2.750%, 1/25/2042, REMIC	1,870,352
2,428,859	Series 2013-10, Class NE, 2.000%, 1/25/2042, REMIC	2,400,670
2,905,763	Series 2013-102, Class DG, 3.000%, 5/25/2032, REMIC	2,998,419
2,975,234	Series 2013-20, Class YA, 2.000%, 3/25/2042, REMIC	2,933,102
2,098,122	Series 2013-23, Class CB, 2.000%, 3/25/2033, REMIC	2,060,303
2,639,451	Series 2013-27, Class HA, 3.000%, 10/25/2042, REMIC	2,709,537

16	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2017 (Unaudited)	WesMark Government Bond Fund

Shares/Principal Amount		Value
$409,183	Series 2013-42, Class PD, 1.250%, 5/25/2043, REMIC	$388,722
2,923,780	Series 2013-9, Class MB, 2.000%, 2/25/2033, REMIC	2,909,109
2,643,279	Series 2013-92, Class A, 3.500%, 12/25/2038, REMIC	2,726,415
1,057,016	Series 2014-4, Class KA, 3.000%, 1/25/2044, REMIC	1,062,194
1,050,186	Series 2014-64, Class EB, 2.000%, 4/25/2032, REMIC	1,043,946
643,748	Series 2015-35, Class BH, 1.500%, 6/25/2045, REMIC	625,061
3,830,333	Series 2015-42, Class CA, 3.000%, 3/25/2044, REMIC	3,886,319
1,805,658	Series 2016-29, Class PC, 2.000%, 8/25/2045, REMIC	1,776,782
4,856,684	Series 2016-90, Class DA, 3.000%, 8/25/2046, REMIC	4,958,775
4,085,417	Series 2016-95, Class L, 2.500%, 6/25/2046, REMIC	4,087,758
2,937,797	Series 2017-1, Class JP, 3.500%, 4/25/2045, REMIC	3,046,248
2,484,523	Series 2017-31, Class GA, 3.000%, 3/25/2044, REMIC	2,542,602
		68,836,069
	Government National Mortgage Association-8.9%
3,917,125	Series 2005-26, Class ZA, 5.500%, 1/20/2035	4,457,147
839,696	Series 2011-11, Class PC, 2.000%, 4/20/2040	831,956
702,096	Series 2012-48, Class MA, 2.500%, 4/16/2042	707,336
851,266	Series 2012-50, Class ED, 2.250%, 8/20/2040	850,277
2,076,679	Series 2013-38, Class KA, 1.250%, 2/20/2042	1,958,196
7,608,024	Series 2016-154, Class UP, 3.000%, 5/20/2045	7,734,660
1,413,398	Series 2016-43, Class UC, 3.500%, 3/20/2046	1,461,290
3,923,693	Series 2016-55, Class JA, 3.500%, 4/20/2046	4,003,060
		22,003,922
Shares/Principal Amount		Value
TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $153,991,164)		$152,213,911

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-15.1%
	Federal Home Loan Mortgage Corp.-0.6%
412,788	Pool C91349, 4.500%, 12/1/2030	444,437
1,031,049	Pool C91361, 4.000%, 3/1/2031	1,095,862
		1,540,299
	Federal National Mortgage Association-10.5%
386,500	Pool 972080, 5.000%, 2/1/2023	410,108
1,277,673	Pool AT2054, 2.500%, 4/1/2028	1,285,476
3,766,761	Pool MA0641, 4.000%, 2/1/2031	3,995,406
2,113,465	Pool MA0667, 4.000%, 3/1/2031	2,242,034
1,619,651	Pool MA0695, 4.000%, 4/1/2031	1,717,898
982,827	Pool MA0756, 4.000%, 6/1/2031	1,042,353
2,701,203	Pool MA0818, 4.000%, 8/1/2031	2,870,774
830,671	Pool 889372, 6.000%, 12/1/2032	942,889
3,071,053	Pool MA1459, 3.000%, 6/1/2033	3,144,020
3,655,260	Pool AL5169, 4.000%, 4/1/2034	3,879,593
2,931,428	Pool 995026, 6.000%, 9/1/2036	3,347,099
253,142	Pool AI7929, 4.000%, 8/1/2041	266,293
829,311	Pool AL6620, 4.500%, 8/1/2042	904,229
		26,048,172
	Government National Mortgage Association-4.0%
2,922,641	Pool A09704, 3.000%, 10/20/2036	2,952,409
2,986,299	Pool A09713, 3.000%, 4/20/2037	3,016,720
2,834,125	Pool AY5131, 3.000%, 6/20/2037	2,862,998
598,738	Pool G24828, 4.500%, 10/20/2040	619,745
519,801	Pool 589693, 4.500%, 7/15/2029	560,915
		10,012,787
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES
(Cost $37,296,716)		37,601,258

U.S. TREASURY BONDS-4.5%
	U.S. Treasury Bond-4.5%
8,000,000	7.625%, 2/15/2025	11,095,000

TOTAL U.S. TREASURY BONDS
(Cost $11,316,151)		11,095,000

Semi-Annual Report | June 30, 2017	17

Portfolio of Investments

WesMark Government Bond Fund	June 30, 2017 (Unaudited)

Shares/Principal Amount		Value
TAXABLE MUNICIPAL BONDS-18.2%
	Alabama-0.2%
$500,000	University of Alabama, Build America General Obligation Direct Payment Bonds, Series B, 4.900%, 10/1/2026	$544,600

	Arizona-0.5%
1,000,000	Maricopa County Elementary School District No. 3-Tempe, Build America General Obligation Bonds, Series A, 6.000%, 7/1/2026	1,095,690

	California-0.3%
500,000	Pasadena Public Financing Authority, Build America Revenue Bonds, Series B, 6.998%, 3/1/2034	664,625

	Colorado-0.9%
1,000,000	Larimer County School District No. R-1 Poudre, Build America General Obligation Bonds, 5.603%, 12/15/2025	1,088,940
1,000,000	Metropolitan State College of Denver, Institutional Enterprise, Build America Revenue Bonds, 5.460%, 12/1/2023	1,136,150
		2,225,090
	Illinois-0.0%(2)
3,000	Chicago Transit Authority, Transfer Tax Receipts Revenue Bonds, Series B, 6.300%, 12/1/2021	3,222

	Indiana-1.2%
550,000	Eastern Howard Third Millennium School Building Corp. Revenue Bonds, 2.550%, 1/15/2022	548,609
	Evansville Vanderburgh Public Library Leasing Corp. Revenue Bonds:
770,000	3.100%, 1/15/2023	776,645
700,000	3.150%, 7/15/2023	706,573
500,000	Indiana Finance Authority, Revenue Bonds, Series A, 3.166%, 7/1/2030	484,520
Shares/Principal Amount		Value
$470,000	Indiana State Bond Bank, Revenue Bonds, Series C-2, 5.600%, 2/1/2025	$505,109
		3,021,456
	Kansas-0.4%
450,000	City of Olathe, Water & Sewer System, Build America Revenue Bonds, Series A, 5.300%, 7/1/2026	469,076
	Johnson County Unified School District No. 232 De Soto, Build America General Obligation Bonds:
200,000	5.400%, 9/1/2022	202,978
380,000	5.500%, 9/1/2023	385,696
		1,057,750
	Kentucky-0.9%
1,560,000	Campbell & Kenton Counties Sanitation District No. 1, Build America Revenue Bonds, 5.300%, 8/1/2025	1,599,640
	City of Owensboro, General Obligation Bonds:
300,000	5.125%, 12/1/2024	317,643
315,000	5.250%, 12/1/2025	333,383
		2,250,666
	Louisiana-0.6%
	City of New Orleans, Louisiana, Public Improvement Bonds:
515,000	Series A, 5.350%, 12/1/2027	585,256
300,000	Series A, 5.700%, 12/1/2030	341,649
500,000	Series A, 5.750%, 12/1/2033	565,530
		1,492,435
	Michigan-1.4%
570,000	City of Lansing, Michigan, Build America General Obligation Bonds, 6.350%, 5/1/2023	599,515
605,000	City of Madison Heights, Michigan, General Obligation Bonds, 3.610%, 1/1/2031	573,873
345,000	County of St. Clair, Michigan, General Obligation Limited Bonds, 2.450%, 4/1/2021	345,762
825,000	Grand Rapids Community College, Build America General Obligation Bonds, 5.990%, 5/1/2023	878,328

18	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2017 (Unaudited)	WesMark Government Bond Fund

Shares/Principal Amount		Value
$1,000,000	Michigan Strategic Fund, Revenue Bonds, 2.522%, 10/15/2023	$982,130
		3,379,608
	Minnesota-0.2%
500,000	Lake City Independent School District No. 813, Minnesota, Build America General Obligation Bonds, 5.200%, 2/1/2026	525,015

	Mississippi-0.1%
190,000	Mississippi Development Bank, Revenue Bonds, Series B, 5.150%, 6/1/2023	203,034

	Missouri-0.7%
1,620,000	County of St. Charles, Missouri, Build America Special Obligation Bonds, 5.805%, 10/1/2025	1,773,301

	New Jersey-0.1%
245,000	New Jersey Environmental Infrastructure Trust, Revenue Bonds, Series C, 3.000%, 9/1/2021	251,968

	New York-0.3%
590,000	County of Oneida, General Obligation Bonds, 6.500%, 4/15/2023	653,661

	North Carolina-0.4%
925,000	County of Guilford, North Carolina, Build America General Obligation Unlimited Bonds, 4.791%, 8/1/2023	1,056,516

	Ohio-4.1%
1,250,000	American Municipal Power-Ohio, Inc., Build America Revenue Bonds, 5.964%, 2/15/2024	1,336,025
285,000	City of Columbus Ohio, General Obligation Unlimited Bonds, 4.000%, 2/15/2028	311,094
1,000,000	Coshocton Ohio City School District General Obligation Unlimited Bonds, 5.087%, 12/1/2026	1,027,380
Shares/Principal Amount		Value
$500,000	County of Cuyahoga, Variable Purpose, Build America General Obligation Bonds, 5.392%, 12/1/2025	$569,990
500,000	Hilliard School District, General Obligation Bonds, 5.550%, 12/1/2025	582,045
1,085,000	Jackson City, Ohio, School District General Obligation Unlimited Bonds, 3.000%, 12/1/2024	1,074,790
1,040,000	Miami County, Recovery Zone Economic Development Build America General Obligation Bonds, 6.650%, 12/1/2030	1,100,414
1,000,000	Northwest Local School District (Stark Summit & Wayne Counties), General Obligation Bonds, 5.050%, 12/1/2025	1,068,550
580,000	Ohio State Building Authority, Build America Revenue Bonds, 4.780%, 10/1/2020	616,453
800,000	Ohio State University, Higher Educational Facility Commission Revenue Bonds, 2.459%, 11/1/2021	801,728
500,000	Ohio State Water Development Authority, Build America Revenue Bonds, 4.817%, 12/1/2030	567,010
900,000	Willoughby-Eastlake City School District, Certificate of Participation, Series A, 6.544%, 3/1/2026	966,267
		10,021,746
	Oklahoma-0.2%
560,000	City of Oklahoma City OK, General Obligation Limited Bonds, 3.750%, 9/1/2030	581,358

	Oregon-0.7%
	Washington County, Clean Water Services Sewer, Build America Revenue Bonds:
750,000	5.228%, 10/1/2025	872,385
700,000	5.701%, 10/1/2030	844,858
		1,717,243

Semi-Annual Report | June 30, 2017	19

Portfolio of Investments

WesMark Government Bond Fund	June 30, 2017 (Unaudited)

Shares/Principal Amount		Value
	Pennsylvania-1.4%
$1,150,000	Commonwealth Financing Authority, Revenue Bonds, Series A, 3.743%, 6/1/2029	$1,169,469
1,000,000	Lebanon Authority, Build America Revenue Bonds, 5.970%, 12/15/2025	1,073,960
1,000,000	Peters Township, Pennsylvania, School District Washington County General Obligation Limited Bonds, 3.310%, 9/1/2026	995,020
300,000	Pittsburgh and Allegheny County, Pennsylvania, Sports and Exhibition Authority Revenue Bonds, 4.271%, 12/15/2027	310,578
		3,549,027
	Tennessee-0.5%
1,000,000	Tennessee State School Bond Authority, Qualified School Construction Bonds, 4.848%, 9/15/2027	1,128,330

	Texas-2.1%
500,000	City of Austin, Electric Utility System, Build America Revenue Bonds, 5.086%, 11/15/2025	569,730
1,000,000	City of Houston, Utility System Revenue Bonds, Series A, 3.428%, 5/15/2023	1,044,520
1,000,000	North East Texas Independent School District, Qualified School Construction Bonds, 5.240%, 8/1/2027	1,175,380
2,195,000	University of Texas System, Build America General Revenue Bonds, Series C, 4.125%, 8/15/2025	2,411,098
		5,200,728
	Utah-0.5%
250,000	Utah Municipal Power Agency, Revenue Bonds, Series A, 3.237%, 7/1/2028	246,878
1,000,000	Weber Basin Water Conservancy District, Build America Revenue Bonds, Series B, 6.400%, 10/1/2029	1,088,390
		1,335,268
Shares/Principal Amount		Value
	Virginia-0.2%
$500,000	Virginia Beach VA, Government Public Improvement Bonds, 5.200%, 3/15/2030	$534,450

	West Virginia-0.3%
	Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
200,000	Series D, 4.500%, 6/1/2023	199,120
345,000	Series D, 5.000%, 6/1/2028	336,161
250,000	West Virginia Housing Development Fund Revenue Bonds, 2.700%, 11/1/2023	248,128
		783,409
TOTAL TAXABLE MUNICIPAL BONDS
(Cost $43,836,771)		45,050,196

SHORT TERM INVESTMENTS-1.4%
	Mutual Funds-1.4%
3,383,565	Federated Government Obligations Fund 7-Day Yield 0.849% (at net asset value)	3,383,565

TOTAL SHORT TERM INVESTMENTS
(Cost $3,383,565)		3,383,565

TOTAL INVESTMENTS-100.5%
(Cost $249,824,367)		249,343,930
OTHER ASSETS AND LIABILITIES-NET(3)-(0.5)%		(1,167,317)
NET ASSETS-100.0%		$248,176,613

(1)	Floating or variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017.
(2)	Amount represents less than 0.05% of net assets.
(3)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at June 30, 2017.

See Notes to Financial Statements which are an integral part of the Financial Statements.

20	www.wesmarkfunds.com

Portfolio of Investments Summary Table

June 30, 2017 (Unaudited)	WesMark West Virginia Municipal Bond Fund

At June 30, 2017, the Fund's Portfolio Composition(1) was as follows:
Portfolio Composition	Percentage of Total Net Assets
MUNICIPAL BONDS	98.7%
SHORT TERM INVESTMENTS(2)	0.7%
OTHER ASSETS AND LIABILITIES - NET(3)	0.6%
TOTAL NET ASSETS	100.0%

Years to Maturity of Municipal Bonds	Percentage of Total Net Assets
Less than 1 Year	0.7%
1-3 Years	5.1%
3-5 Years	12.1%
5-10 Years	51.3%
10 Years or Greater	29.5%
Short Term Investments (2)	0.7%
Other Assets and Liabilities - Net (3)	0.6%
TOTAL	100.0%

S&P® Ratings of Municipal Bonds as	Percentage of Total Net Assets(4)
AAA	11.2%
AA	31.2%
A	24.0%
Not rated by S&P	32.3%
Short Term Investments (2)	0.7%
Other Assets and Liabilities - Net (3)	0.6%
TOTAL PORTFOLIO VALUE	100.0%

Moody’s Ratings of Municipal Bonds as	Percentage of Total Net Assets(4)
Aaa	5.4%
Aa	22.8%
A	28.4%
Baa	0.9%
Not rated by Moody's	41.2%
Short Term Investments (2)	0.7%
Other Assets and Liabilities - Net (3)	0.6%
TOTAL PORTFOLIO VALUE	100.0%

(1)	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short Term Investments include investment in a money market mutual fund.
(3)	Assets, other than investments in securities, less liabilities.
(4)
These tables depict the long-term credit-quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s (S&P) and Moody’s Investors Service (Moody’s), each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Rated securities that have been prerefunded, but not rated again by the NRSRO, have been included in the “Not rated by…” category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund’s Statement of Additional Information. Holdings that are rated only by a different NRSRO than the one identified have been included in the “Not rated by…” category.

Semi-Annual Report | June 30, 2017	21

Portfolio of Investments

WesMark West Virginia Municipal Bond Fund	June 30, 2017 (Unaudited)

Shares/Principal Amount		Value
MUNICIPAL BONDS-98.7%
	Alabama-0.9%
$930,000	City of Huntsville, Alabama, General Obligation Limited Bonds, Series B, 4.000%, 6/1/2027	$1,022,061

	Arizona-0.5%
500,000	City of Phoenix, Arizona, Civic Improvement Corp., Water System Revenue Bonds, 5.000%, 7/1/2025	569,545

	Florida-0.6%
615,000	State of Florida, Board of Public Education General Obligation Unlimited Bonds, 5.000%, 6/1/2027	679,052

	Maryland-1.0%
1,000,000	State of Maryland, General Obligation Unlimited Bonds, Series B, 5.000%, 8/1/2026	1,167,570

	Ohio-1.1%
1,100,000	Westerville, Ohio, General Obligation Limited Bonds, 5.000%, 12/1/2028	1,320,396

	Texas-0.5%
500,000	City of Irving, Texas, General Obligation Limited Bonds, 5.000%, 9/15/2026	558,275

	West Virginia-94.1%
	Berkeley County, West Virginia, Board of Education General Obligation Unlimited Bonds:
1,170,000	3.375%, 5/1/2022	1,227,669
400,000	4.000%, 5/1/2024	425,444
300,000	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (County Facility Project), 3.000%, 12/1/2029	301,350

Shares/Principal Amount		Value
	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (Judicial Center Project):
$200,000	Series B, 2.400%, 12/1/2022	$206,672
100,000	Series B, 2.600%, 12/1/2023	103,682
100,000	Series B, 2.800%, 12/1/2024	104,077
	Berkeley County, West Virginia, Public Service District Revenue Bonds:
370,000	Series C, 3.000%, 12/1/2029	387,949
450,000	Series C, 3.400%, 12/1/2034	470,425
345,000	Series D, 3.000%, 12/1/2024	377,075
585,000	Series D, 3.000%, 12/1/2025	637,603
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
275,000	5.000%, 6/1/2027	327,145
950,000	5.000%, 6/1/2028	1,123,518
655,000	5.000%, 6/1/2029	769,527
1,045,000	Series A, 3.500%, 10/1/2023	1,063,632
1,100,000	Series A, 3.650%, 10/1/2024	1,119,855
285,000	Series C, 3.500%, 10/1/2025	290,780
	Brooke County, West Virginia, Board of Education General Obligation Unlimited Bonds:
1,065,000	4.000%, 6/1/2025	1,207,476
1,100,000	3.000%, 6/1/2026	1,141,602
965,000	3.000%, 6/1/2027	989,617
100,000	3.000%, 6/1/2030	100,489
	Calhoun County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
195,000	3.600%, 6/1/2024	206,505
205,000	3.750%, 6/1/2025	218,243
215,000	3.850%, 6/1/2026	229,192
	City of Buckhannon, West Virginia, Commercial Development Revenue Bonds:
190,000	Series A, 2.750%, 12/1/2018	191,385
195,000	Series A, 2.750%, 12/1/2019	196,205
895,000	Series A, 4.400%, 8/1/2025	897,148
245,000	Series A, 3.500%, 12/1/2026	238,282
250,000	Series A, 3.600%, 12/1/2027	242,173
265,000	Series A, 3.700%, 12/1/2028	256,117

22	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2017 (Unaudited)	WesMark West Virginia Municipal Bond Fund

Shares/Principal Amount		Value
$595,000	City of Buckhannon, West Virginia, Waterworks Revenue Bonds, Series A, 4.000%, 3/1/2029	$636,930
	City of Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
185,000	Series A, 3.000%, 3/1/2025	192,189
190,000	Series A, 3.000%, 3/1/2026	196,000
620,000	Series A, 4.000%, 3/1/2029	669,377
405,000	Series A, 3.500%, 12/1/2030	420,920
260,000	Series B, 3.000%, 10/1/2028	266,664
310,000	Series B, 4.000%, 6/1/2031	331,055
135,000	Series E, 3.000%, 6/1/2023	132,700
135,000	Series E, 3.300%, 6/1/2025	133,423
125,000	Series E, 3.400%, 6/1/2026	123,389
	City of Charleston, West Virginia, Sewage System Revenue Bonds:
310,000	4.000%, 7/1/2031	336,294
275,000	4.000%, 7/1/2032	296,745
	City of Clarksburg, West Virginia, Water Revenue Bonds:
400,000	Series A, 2.100%, 9/1/2018	402,272
600,000	Series A, 2.200%, 9/1/2019	604,914
160,000	Series E, 3.000%, 6/1/2018	161,998
170,000	Series E, 3.000%, 6/1/2020	175,158
180,000	Series E, 3.000%, 6/1/2022	184,878
	City of Fairmont, West Virginia Water Revenue Bonds:
520,000	2.700%, 7/1/2022	526,750
515,000	2.750%, 7/1/2023	520,572
500,000	4.000%, 7/1/2024	521,365
605,000	3.000%, 7/1/2025	611,413
575,000	3.100%, 7/1/2026	580,750
1,000,000	3.150%, 7/1/2027	1,008,450
	City of Huntington, West Virginia, Sewerage System Revenue Bonds:
300,000	3.000%, 11/1/2026	308,349
300,000	3.000%, 11/1/2028	304,137
230,000	City of Kingwood, West Virginia, Sewer System Revenue Bonds, 4.000%, 10/1/2020	230,147

Shares/Principal Amount		Value
	City of Martinsburg, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
$250,000	Series A, 3.000%, 9/1/2023, (AGM)	$250,493
490,000	Series A, 3.500%, 9/1/2027, (AGM)	491,058
	City of Saint Albans, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
220,000	Series A, 4.250%, 6/1/2026	234,203
600,000	Series B, 4.000%, 12/1/2027	624,558
	City of Wheeling, West Virginia, Waterworks & Sewerage System Revenue Bonds:
500,000	4.000%, 6/1/2026	543,200
535,000	Series A, 3.000%, 6/1/2029	546,337
555,000	Series A, 3.000%, 6/1/2030	562,503
	Claywood Park Public Service District, West Virginia, Water Revenue Bonds:
110,000	Series C, 3.200%, 11/1/2029	110,802
225,000	Series C, 3.400%, 11/1/2031	226,629
380,000	Corporation of Shepherdstown, West Virginia, Water Revenue Bonds, 3.300%, 3/1/2032	380,316
	Fairmont State University, West Virginia, Revenue Bonds:
725,000	Series A, 5.000%, 6/1/2022	811,174
765,000	Series A, 5.000%, 6/1/2024	891,875
1,400,000	Series B, 3.000%, 6/1/2024	1,426,908
1,000,000	Series B, 3.100%, 6/1/2025	1,017,680
	Hampshire County, West Virginia, Building Commission Revenue Bonds:
355,000	Series A, 3.000%, 1/1/2029	351,929
380,000	Series A, 3.000%, 1/1/2031	368,479
1,660,000	Series A, 4.250%, 1/1/2035	1,792,418
	Jefferson County, West Virginia, Public Service Sewer District Revenue Bonds:
115,000	Series A, 3.000%, 6/1/2020	115,344
135,000	Series A, 3.250%, 6/1/2023	135,070

Semi-Annual Report | June 30, 2017	23

Portfolio of Investments

WesMark West Virginia Municipal Bond Fund	June 30, 2017 (Unaudited)

Shares/Principal Amount		Value
	Marshall County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
$1,175,000	5.000%, 5/1/2021, (NATL-RE)	$1,178,290
1,000,000	5.000%, 5/1/2022, (NATL-RE)	1,002,730
	Monongalia County, West Virginia, Building Commission Lease Revenue Bonds (Monongalia County Building):
300,000	Series A, 4.000%, 2/1/2022	322,932
250,000	Series A, 4.000%, 2/1/2023	267,675
450,000	Series A, 3.000%, 2/1/2025	460,107
750,000	Series A, 3.125%, 2/1/2026	766,935
	Morgantown, West Virginia, Utility Board Revenue Bonds:
1,000,000	Series A, 3.000%, 12/1/2028	1,004,880
1,000,000	Series A, 4.000%, 12/1/2029	1,076,280
1,210,000	Series A, 4.000%, 12/1/2030	1,290,066
1,000,000	Series A, 4.000%, 12/1/2031	1,057,000
1,785,000	Parkersburg, West Virginia, Waterworks & Sewer System Revenue Bonds, Series A, 3.000%, 8/1/2025	1,826,269
600,000	Pleasants County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 4.000%, 5/1/2026	645,738
3,470,000	Preston County Board of Education General Obligation Unlimited Bonds, 4.000%, 5/1/2026	3,734,518
265,000	Putnam County, West Virginia, Public Service District Revenue Bonds, Series A, 3.500%, 4/1/2027	269,685
	Wayne County, West Virginia, Board of Education General Obligation Unlimited Bonds:
660,000	3.000%, 6/1/2022	696,366
1,220,000	3.000%, 6/1/2023	1,286,892
795,000	3.000%, 6/1/2026	826,196
	West Virginia Building Commission Lease Revenue Bonds (West Virginia Regional Jail):
496,000	Series A, 5.375%, 7/1/2018, (AMBAC)	504,457

Shares/Principal Amount		Value
$3,000,000	Series A, 5.375%, 7/1/2021, (AMBAC)	$3,280,800
2,505,000	Series C, 5.375%, 7/1/2021	2,721,056
670,000	West Virginia Economic Development Authority Lease Revenue Bonds (Clarksburg Office Building), 3.500%, 6/1/2030	682,985
1,750,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile & Public), 4.000%, 6/1/2024	1,876,665
	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile):
500,000	5.000%, 6/1/2022	558,030
1,000,000	4.000%, 6/1/2023	1,074,320
	West Virginia Economic Development Authority Lease Revenue Bonds (Department of Environmental Protection):
1,280,000	Series B, 3.375%, 11/1/2025	1,341,952
755,000	Series B, 3.500%, 11/1/2026	791,217
	West Virginia Economic Development Authority Lease Revenue Bonds (State Energy Savings Project):
920,000	4.500%, 6/1/2020	922,410
860,000	4.750%, 6/1/2022	862,193
1,650,000	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot), Series A, 4.750%, 8/1/2029	1,744,611
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building):
1,525,000	Series A, 5.000%, 6/1/2025	1,729,990
315,000	Series A, 3.375%, 6/1/2029	321,023
365,000	Series B, 3.375%, 10/1/2023	384,367
390,000	Series B, 3.500%, 10/1/2024	411,848
415,000	Series B, 3.625%, 10/1/2025	438,439
435,000	Series B, 3.750%, 10/1/2026	459,769
545,000	Series C, 3.000%, 6/1/2023	573,640
310,000	Series C, 3.500%, 6/1/2030	316,008
515,000	Series D, 5.000%, 6/1/2025	619,483
600,000	Series D, 3.250%, 6/1/2028	612,168
330,000	Series D, 3.375%, 6/1/2029	336,309
355,000	Series D, 3.500%, 6/1/2030	361,880

24	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2017 (Unaudited)	WesMark West Virginia Municipal Bond Fund

Shares/Principal Amount		Value
	West Virginia Economic Development Authority Lease Revenue Bonds (The Diamond Project):
$500,000	3.000%, 12/15/2019	$509,935
550,000	2.500%, 12/15/2022	554,279
390,000	West Virginia Economic Development Authority Lease Revenue Bonds (West Virginia Facilities), Series A, 5.000%, 3/1/2019	391,240
305,000	West Virginia Economic Development Authority Lottery Revenue Bonds, Series A, 5.000%, 6/15/2028	333,942
1,000,000	West Virginia Economic Development Authority Revenue Bonds, 3.750%, 6/15/2023	1,056,800
1,500,000	West Virginia Higher Education Governing Board University Revenue Bonds (Marshall University), 5.000%, 5/1/2023	1,638,270
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
235,000	Series A, 3.750%, 4/1/2019	245,511
405,000	Series A, 4.000%, 4/1/2020	432,597
300,000	Series A, 4.250%, 4/1/2023	300,615
485,000	Series A, 5.000%, 4/1/2026	528,146
360,000	Series B, 3.200%, 4/1/2024	376,927
375,000	Series B, 3.375%, 4/1/2025	394,016
385,000	Series B, 3.500%, 4/1/2026	404,019
400,000	Series B, 3.600%, 4/1/2027	419,344
565,000	West Virginia Hospital Finance Authority Lease Revenue Bonds (Veterans Nursing Home), 5.500%, 3/1/2019	565,548
1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCs Improvement), Series D, 4.000%, 6/1/2029	1,071,940
585,000	West Virginia Hospital Finance Authority Revenue Bonds (West Virginia University Health System), Series A, 3.375%, 6/1/2029	599,116
	West Virginia Housing Development Fund Revenue Bonds:
325,000	Series A, 3.600%, 5/1/2022	346,200

Shares/Principal Amount		Value
$1,340,000	Series A, 3.200%, 11/1/2023	$1,397,821
410,000	Series A, 3.800%, 11/1/2024	423,952
	West Virginia School Building Authority Excess Lottery Revenue Bonds:
500,000	Series A, 3.000%, 7/1/2025	520,235
700,000	Series A, 3.125%, 7/1/2026	726,390
200,000	Series B, 3.000%, 7/1/2018	203,876
370,000	Series B, 4.000%, 7/1/2023	393,784
	West Virginia School Building Authority Lottery Revenue Capital Improvement Bonds:
500,000	Series A, 5.000%, 7/1/2024	603,865
515,000	Series A, 5.000%, 7/1/2026	604,929
535,000	Series A, 5.000%, 7/1/2027	625,121
500,000	West Virginia State Hospital Finance Authority Refunding West Virginia United Health System, Series A, 4.000%, 6/1/2034	522,085
	West Virginia State University Revenue Bonds:
335,000	Series A, 3.000%, 10/1/2020	342,159
340,000	Series A, 2.550%, 10/1/2021	341,472
	West Virginia University Revenue Bonds (West Virginia University Project):
425,000	2.625%, 10/1/2024	419,879
500,000	Series A, 5.000%, 10/1/2027	577,970
345,000	Series B, 5.000%, 10/1/2025	392,392
750,000	Series B, 4.125%, 10/1/2031	798,675
2,605,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 5.000%, 10/1/2029	3,070,800
500,000	West Virginia Water Development Authority Revenue Bonds, Series A, 5.000%, 11/1/2035, (AGM)	501,340
435,000	West Virginia Water Development Authority Revenue Bonds (Chesapeake Bay/Greenbrier River Project), Series A, 5.000%, 7/1/2022	505,609
250,000	West Virginia Water Development Authority Revenue Bonds (Loan Program I), Series B-I, 4.000%, 11/1/2024	273,520

Semi-Annual Report | June 30, 2017	25

Portfolio of Investments

WesMark West Virginia Municipal Bond Fund	June 30, 2017 (Unaudited)

Shares/Principal Amount		Value
$1,395,000	West Virginia Water Development Authority Revenue Bonds (Loan Program), Series B-I, 4.000%, 11/1/2025	$1,516,714
	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
605,000	Series A-II, 3.000%, 11/1/2024	630,852
600,000	Series A-II, 3.250%, 11/1/2025	627,930
550,000	Series A-II, 5.000%, 11/1/2025	667,408
650,000	Series A-II, 5.000%, 11/1/2026	795,217
800,000	Series A-II, 3.000%, 11/1/2027	809,088
300,000	Series A-II, 3.125%, 11/1/2028	303,510
725,000	Series B-II, 4.000%, 11/1/2025	788,256
	West Virginia Water Development Authority Revenue Bonds (Loan Program IV):
500,000	Series A, 5.000%, 11/1/2019, (AGM)	501,420
910,000	Series B-IV, 5.125%, 11/1/2024, (AMBAC)	912,630
650,000	Series B-IV, 4.750%, 11/1/2035, (AMBAC)	651,352
625,000	Wheeling, West Virginia, Waterworks & Sewer System Revenue Bonds, Series A, 3.000%, 6/1/2018	635,575
1,000,000	Wood County, West Virginia, Board of Education Public School General Obligation Unlimited Bonds, 3.000%, 6/1/2029	993,050
		109,694,152
TOTAL MUNICIPAL BONDS
(Cost $112,038,748)		115,011,051

SHORT TERM INVESTMENTS-0.7%
	Mutual Funds-0.7%
755,020	Federated Government Obligations Fund 7-Day Yield 0.849% (at net asset value)	755,020

TOTAL SHORT TERM INVESTMENTS
(Cost $755,020)		755,020

Shares/Principal Amount	Value
TOTAL INVESTMENTS-99.4%
(Cost $112,793,768)	$115,766,071
OTHER ASSETS AND LIABILITIES-NET(1)-0.6%	755,982
NET ASSETS-100.0%	$116,522,053

(1)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at June 30, 2017.

See Notes to Financial Statements which are an integral part of the Financial Statements.

26	www.wesmarkfunds.com

Portfolio of Investments Summary Table

June 30, 2017 (Unaudited)	WesMark Tactical Opportunity Fund
At June 30, 2017, the Fund's Portfolio Composition(1) was as follows:
Portfolio Composition	Percentage of Total Net Assets
EXCHANGE TRADED FUNDS	88.4%
SHORT TERM INVESTMENTS(2)	16.4%
OTHER ASSETS AND LIABILITIES - NET(3)	-4.8%
TOTAL NET ASSETS	100.0%

At June 30, 2017, the Fund's Category composition(4) was as follows:
Category Composition	Percentage of Total Net Assets
U.S. Sector Focused Equity	23.9%
Broad Domestic Fixed Income	17.6%
International (ex. U.S.) Equity	11.0%
U.S. Broad Diversified Equity	9.7%
U.S. Growth Company Focused Equity	7.5%
Alternatives	5.4%
High Yield Fixed Income	4.9%
Investment Grade Corporate Fixed Income	3.5%
U.S. Small and Mid Cap Equity	3.2%
Commodities	1.7%
Portfolio Sub-Total	88.4%
Short Term Investments(2)	16.4%
Other Assets and Liabilities - Net(3)	-4.8%
Total Net Assets	100.0%

(1)	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short Term Investments include investment in a money market mutual fund.
(3)	Assets, other than investments in securities, less liabilities.
(4)	Securities are assigned to a category classification by the Fund's advisor.

Semi-Annual Report | June 30, 2017	27

Portfolio of Investments

WesMark Tactical Opportunity Fund	June 30, 2017 (Unaudited)

Shares/Principal Amount		Value
EXCHANGE TRADED FUNDS-88.4%
ALTERNATIVES-5.4%
5,077	First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF	$183,128
989	First Trust Morningstar Managed Futures Strategy Fund(1)	45,375
38,660	PowerShares S&P 500® BuyWrite Portfolio	859,025

TOTAL ALTERNATIVES		1,087,528

BROAD DOMESTIC FIXED INCOME-17.6%
42,015	iShares Floating Rate Bond ETF	2,139,404
28,179	Vanguard Short-Term Inflation-Protected Securities ETF	1,387,252

TOTAL BROAD DOMESTIC FIXED INCOME		3,526,656

COMMODITIES-1.7%
2,837	SPDR Gold Shares(1)(2)	334,823

TOTAL COMMODITIES		334,823

HIGH YIELD FIXED INCOME-4.9%
10,147	iShares 0-5 Year High Yield Corporate Bond ETF	485,635
21,720	PowerShares Senior Loan Portfolio	502,601

TOTAL HIGH YIELD FIXED INCOME		988,236

INTERNATIONAL (EX. U.S.) EQUITY-11.0%
17,494	iShares Core MSCI Total International Stock ETF	1,003,456
12,176	iShares MSCI EAFE ETF	793,875
9,922	iShares MSCI Emerging Markets Index Fund(2)	410,672

TOTAL INTERNATIONAL (EX. U.S.) EQUITY		2,208,003

INVESTMENT GRADE CORPORATE FIXED INCOME-3.5%
8,828	Vanguard Short-Term Corporate Bond ETF	706,593
Shares/Principal Amount		Value

TOTAL INVESTMENT GRADE CORPORATE FIXED INCOME		$706,593

U.S. BROAD DIVERSIFIED EQUITY-9.7%
7,145	SPDR S&P500® ETF Trust(2)	1,727,661
1,714	Vanguard Total Stock Market ETF	213,307

TOTAL U.S. BROAD DIVERSIFIED EQUITY		1,940,968

U.S. GROWTH COMPANY FOCUSED EQUITY-7.5%
12,546	iShares Russell 1000 Growth ETF	1,493,225

TOTAL U.S. GROWTH COMPANY FOCUSED EQUITY		1,493,225

U.S. SECTOR FOCUSED EQUITY-23.9%
2,278	Energy Select Sector SPDR® Fund	147,888
11,347	Financial Select Sector SPDR® Fund	279,931
6,030	First Trust Dow Jones Internet Index Fund(1)	571,282
13,670	First Trust Health Care AlphaDEX Fund(1)	913,976
5,370	iShares Global Tech ETF	703,094
3,574	iShares U.S. Medical Devices ETF	595,464
4,992	iShares US Aerospace & Defense ETF	785,491
5,796	SPDR S&P Regional Banking ETF(2)	318,490
3,226	Vanguard Consumer Discretionary ETF	457,995

TOTAL U.S. SECTOR FOCUSED EQUITY		4,773,611

U.S. SMALL AND MID CAP EQUITY-3.2%
4,570	iShares Russell 2000 ETF(2)	644,004

TOTAL U.S. SMALL AND MID CAP EQUITY		644,004

TOTAL EXCHANGE TRADED FUNDS (Cost $17,303,264)		17,703,647

SHORT TERM INVESTMENTS-16.4%
	Mutual Funds-16.4%
3,291,492	Federated Government Obligations Fund 7-Day Yield 0.849% (at net asset value)	3,291,492

28	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2017 (Unaudited)	WesMark Tactical Opportunity Fund

Shares/Principal Amount	Value

TOTAL SHORT TERM INVESTMENTS (Cost $3,291,492)	$3,291,492

TOTAL INVESTMENTS-104.8% (Cost $20,594,756)	20,995,139
OTHER ASSETS AND LIABILITIES-NET(3)-(4.8)%	(968,678)
NET ASSETS-100.0%	$20,026,461

SCHEDULE OF WRITTEN OPTIONS

Number of Contracts		Value
WRITTEN CALL OPTIONS(0.0%)(4)
(30)	iShares MSCI Emerging Markets ETF, Expires 07/21/2017, Exercise Price $42.00	$(960)
(25)	iShares Russell 2000 ETF, Expires 07/21/2017, Exercise Price $143.50	(1,225)
(10)	SPDR Gold Shares, Expires 07/21/2017, Exercise Price $120.00	(400)
(25)	SPDR S&P Regional Banking ETF, Expires 07/21/2017, Exercise Price $56.00	(1,725)
(25)	SPDR S&P500® ETF Trust, Expires 07/21/2017, Exercise Price $244.50	(1,950)
TOTAL WRITTEN CALL OPTIONS (Premiums received $8,772)		$(6,260)

(1)	Non-income producing security.
(2)	Pledged security, a portion or all of the security is pledged as collateral for written options as of June 30, 2017.
(3)	Assets, other than investments in securities, less liabilities.
(4)	Amount represents less than 0.05% of net assets.

Note	-	The categories of investments are shown as a percentage of net assets at June 30, 2017.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2017	29

Statements of Assets and Liabilities

June 30, 2017 (Unaudited)

	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund	WesMark Tactical Opportunity Fund
ASSETS:

Investments in securities, at value (cost - see below)	$101,207,123	$336,541,201	$109,720,296	$249,343,930	$115,766,071	$20,995,139
Cash	30,358	50,123	40,510	1,022	739	620,784

RECEIVABLE FOR:
Dividends and interest	55,634	228,543	344,861	1,182,964	958,069	3,913
Investments sold	196,931	–	–	5,432	–	162,037
Fund shares sold	578,600	989,725	2,014,161	1,433,510	41,017	294,032
Receivable due from Adviser	9	61	15	7	4	1
Offering costs	–	–	–	–	–	29,511
Prepaid expenses	6,123	19,787	10,458	15,574	8,715	994
Total Assets	102,074,778	337,829,440	112,130,301	251,982,439	116,774,615	22,106,411

LIABILITIES:

PAYABLE FOR:
Written options, at value (Premiums received $–, $–, $4,118, $–, $– and $8,772)	–	–	5,760	–	–	6,260
Investments purchased	3,939,037	–	–	2,907,753	–	1,950,262
Fund shares redeemed	119,266	2,152,912	277,903	397,461	3,627	99,430
Income distribution payable	–	–	–	403,062	190,916	–
Fund Accounting and Administration fees	10,726	19,574	15,776	31,928	24,509	5,795
Audit and Legal expenses	7,028	7,028	7,028	7,028	3,263	9,328
Shareholder services fee (Note 5)	20,073	70,126	22,891	51,357	24,157	3,515
Transfer agency expenses	4,001	7,141	4,227	4,369	2,831	1,454
Registration expenses	98	–	430	–	271	134
Printing and Postage expenses	2,036	2,047	2,038	2,078	2,102	1,061
Trustees' fees and expenses	20	158	55	66	89	1,018
Chief compliance officer fees	694	694	694	693	694	277
Other accrued liabilities and expenses	146	1,034	278	31	103	1,416
Total Liabilities	4,103,125	2,260,714	337,080	3,805,826	252,562	2,079,950
Net Assets	$97,971,653	$335,568,726	$111,793,221	$248,176,613	$116,522,053	$20,026,461

30	www.wesmarkfunds.com

Statements of Assets and Liabilities

June 30, 2017 (Unaudited)

	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund	WesMark Tactical Opportunity Fund
NET ASSETS CONSIST OF :

Paid-in capital	$58,302,053	$192,029,141	$89,949,273	$248,940,053	$113,435,908	$19,591,623
Accumulated net investment income (loss)	(155,481)	19,019	37,575	(231,094)	(40)	1,162
Accumulated net realized gain (loss) on investments and written options	8,914,443	28,257,511	2,970,740	(51,909)	113,882	30,781
Net unrealized appreciation (depreciation) on investments and written options	30,910,638	115,263,055	18,835,633	(480,437)	2,972,303	402,895
Net Assets	$97,971,653	$335,568,726	$111,793,221	$248,176,613	$116,522,053	$20,026,461

Shares Outstanding, No Par Value, Unlimited Shares Authorized	7,140,775	17,306,313	8,859,770	25,150,018	11,063,996	1,951,008
Net asset value, offering price & redemption price per share	$13.72	$19.39	$12.62	$9.87	$10.53	$10.26
Investments, at identified cost	$70,296,485	$221,278,146	$90,883,021	$249,824,367	$112,793,768	$20,594,756

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2017	31

Statements of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund	WesMark Tactical Opportunity Fund(1)
INVESTMENT INCOME:
Dividends, net of foreign taxes*	$407,989	$2,140,865	$984,014	$–	$–	$73,705
Interest	31,853	48,173	608,317	3,188,794	1,809,675	6,619
Total Investment Income	439,842	2,189,038	1,592,331	3,188,794	1,809,675	80,324
EXPENSES:
Investment adviser fee (Note 5)	360,868	1,225,248	405,755	737,751	347,146	33,544
Fund Accounting and Administration fees (Note 5)	47,022	108,421	54,769	102,547	65,603	19,887
Custodian fees (Note 5)	9,990	20,968	9,202	15,841	9,107	7,700
Transfer agent expenses	16,685	28,888	19,533	17,971	13,480	5,240
Trustees' fees and expenses (Note 8)	10,927	20,546	11,360	17,170	11,757	4,256
Auditing expenses	9,248	9,248	9,248	9,248	9,252	7,141
Chief compliance officer fees	180	180	180	180	180	277
Legal expenses	7,142	7,142	7,142	7,142	8,372	3,568
Shareholder services fee (Note 5)	119,444	403,624	134,386	306,700	142,245	11,181
Registration expenses	6,832	6,483	6,517	6,471	3,969	140
Printing and Postage expenses	2,242	2,270	2,254	2,286	2,328	1,080
Insurance premiums	2,836	9,620	3,117	7,757	3,664	–
Offering costs	–	–	–	–	–	12,206
Miscellaneous	1,907	6,347	2,116	5,065	2,382	–
Total Expenses	595,323	1,848,985	665,579	1,236,129	619,485	106,220
WAIVERS AND REIMBURSEMENTS (NOTE 5):
Waiver of investment adviser fee	–	–	–	–	–	(27,058)
Net Expenses	595,323	1,848,985	665,579	1,236,129	619,485	79,162
Net Investment Income (Loss)	(155,481)	340,053	926,752	1,952,665	1,190,190	1,162
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	8,787,307	25,264,979	2,424,362	64,346	29,606	24,671
Net realized gain on written options	–	149,441	116,486	–	–	6,110
Net change in unrealized appreciation (depreciation) of investments	(5,782,347)	10,582,187	324,761	976,218	1,859,271	400,383
Net change in unrealized appreciation (depreciation) of written options	–	–	(61,871)	–	–	2,512
Net realized and unrealized gain on investments	3,004,960	35,996,607	2,803,738	1,040,564	1,888,877	433,676
Net Increase in Net Assets Resulting from Operations	$2,849,479	$36,336,660	$3,730,490	$2,993,229	$3,079,067	$434,838
*Foreign tax withholding	$–	$10,191	$9,394	$–	$–	$–

(1)	The WesMark Tactical Opportunity Fund commenced operations on March 1, 2017.

See Notes to Financial Statements which are an integral part of the Financial Statements.

32	www.wesmarkfunds.com

Statements of Changes in Net Assets

	WesMark Small Company Growth Fund		WesMark Growth Fund
	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

Net investment income (loss)	$(155,481)	$242,704	$340,053	$1,273,616
Net realized gain	8,787,307	5,899,668	25,414,420	17,838,350
Net change in unrealized appreciation (depreciation)	(5,782,347)	4,503,232	10,582,187	(17,604,716)
Net increase in net assets resulting from operations	2,849,479	10,645,604	36,336,660	1,507,250

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From net investment income	–	(285,036)	(344,459)	(1,266,203)
From net realized capital gains	–	(4,683,312)	–	(13,376,841)
Decrease in net assets from distributions to shareholders	–	(4,968,348)	(344,459)	(14,643,044)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	3,634,761	7,134,833	7,024,803	18,718,451
Shares issued in reinvestment of distributions	–	1,945,916	118,478	5,098,779
Cost of shares redeemed	(5,248,430)	(10,276,892)	(21,634,216)	(30,342,867)
Net decrease resulting from beneficial interest transactions	(1,613,669)	(1,196,143)	(14,490,935)	(6,525,637)
Net Increase (Decrease) in Net Assets	1,235,810	4,481,113	21,501,266	(19,661,431)

NET ASSETS:
Beginning of Period	96,735,843	92,254,730	314,067,460	333,728,891
End of Period*	$97,971,653	$96,735,843	$335,568,726	$314,067,460

*Including accumulated net investment income (loss) of:	$(155,481)	$–	$19,019	$23,425

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2017	33

Statements of Changes in Net Assets

	WesMark Balanced Fund		WesMark Government Bond Fund
	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

Net investment income	$926,752	$1,728,801	$1,952,665	$3,641,814
Net realized gain	2,540,848	2,655,239	64,346	1,448,241
Net change in unrealized appreciation (depreciation)	262,890	5,034,763	976,218	(2,828,493)
Net increase in net assets resulting from operations	3,730,490	9,418,803	2,993,229	2,261,562

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From net investment income	(921,629)	(1,792,463)	(2,321,563)	(4,351,135)
From net realized capital gains	–	(2,185,731)	–	(281,617)
Decrease in net assets from distributions to shareholders	(921,629)	(3,978,194)	(2,321,563)	(4,632,752)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	7,958,838	12,067,599	13,672,023	24,137,419
Shares issued in reinvestment of distributions	174,083	769,286	349,483	748,196
Cost of shares redeemed	(5,725,289)	(12,749,959)	(15,033,554)	(32,094,766)
Net increase (decrease) resulting from beneficial interest transactions	2,407,632	86,926	(1,012,048)	(7,209,151)
Net Increase (Decrease) in Net Assets	5,216,493	5,527,535	(340,382)	(9,580,341)

NET ASSETS:
Beginning of Period	106,576,728	101,049,193	248,516,995	258,097,336
End of Period*	$111,793,221	$106,576,728	$248,176,613	$248,516,995

*Including accumulated net investment income (loss) of:	$37,575	$32,452	$(231,094)	$137,804

See Notes to Financial Statements which are an integral part of the Financial Statements.

34	www.wesmarkfunds.com

Statements of Changes in Net Assets

	WesMark West Virginia Municipal Bond Fund		WesMark Tactical Opportunity Fund(1)
	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Period Ended June 30, 2017 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

Net investment income	$1,190,190	$2,435,346	$1,162
Net realized gain	29,606	103,928	30,781
Net change in unrealized appreciation (depreciation)	1,859,271	(2,364,177)	402,895
Net increase in net assets resulting from operations	3,079,067	175,097	434,838

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From net investment income	(1,190,230)	(2,435,346)	–
From net realized capital gains	–	(66,176)	–
Decrease in net assets from distributions to shareholders	(1,190,230)	(2,501,522)	–

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	7,693,649	11,064,007	19,808,741
Shares issued in reinvestment of distributions	237,139	550,839	–
Cost of shares redeemed	(11,466,008)	(9,576,037)	(217,118)
Net increase (decrease) resulting from beneficial interest transactions	(3,535,220)	2,038,809	19,591,623
Net Increase (Decrease) in Net Assets	(1,646,383)	(287,616)	20,026,461

NET ASSETS:
Beginning of Period	118,168,436	118,456,052	–
End of Period*	$116,522,053	$118,168,436	$20,026,461

*Including accumulated net investment income (loss) of:	$(40)	$–	$1,162

(1)	The WesMark Tactical Opportunity Fund commenced operations on March 1, 2017.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2017	35

Financial Highlights

WesMark Small Company Growth Fund

	For the Six Months Ended June 30, 2017 (Unaudited)		For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value Beginning of Year	$13.32		$12.58	$13.79	$13.75	$10.00	$10.09
Income (Loss) from Investment Operations:
Net Investment Income (Loss)	(0.02)		0.03	(0.06)	(0.09)	(0.09)	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	0.42		1.41	(0.32)	0.51	4.05	0.48
Total from Investment Operations	0.40		1.44	(0.38)	0.42	3.96	0.42

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	–		(0.04)	–	–	–	–
From Net Realized Gain on Investments	–		(0.66)	(0.83)	(0.38)	(0.21)	(0.51)
Total Distributions	–		(0.70)	(0.83)	(0.38)	(0.21)	(0.51)
Net Asset Value, End of Year	$13.72		$13.32	$12.58	$13.79	$13.75	$10.00

Total Return	3.00	%(1)	11.42%	(2.87)%	3.08%	39.95%	4.14%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.24	%(2)	1.23%	1.22%	1.22%	1.24%	1.27%
Net Investment Income/(Loss)	(0.32	)%(2)	0.26%	(0.47)%	(0.66)%	(0.74)%	(0.62)%
Net Assets Value End of Year (000 omitted)	$97,972		$96,736	$92,255	$97,317	$92,566	$67,261
Portfolio Turnover Rate	28%		41%	45%	16%	15%	71%

(1)	Total return not annualized for periods less than one full year.
(2)	Ratios for periods of less than a year are annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

36	www.wesmarkfunds.com

Financial Highlights

WesMark Growth Fund

	For the Six Months Ended June 30, 2017 (Unaudited)		For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value Beginning of Year	$17.37		$18.10	$19.12	$17.89	$13.64	$12.55
Income (Loss) from Investment Operations:
Net Investment Income	0.02		0.07	0.09	0.08	0.07	0.09
Net Realized and Unrealized Gain (Loss) on Investments	2.02		0.03	(0.45)	1.82	4.66	1.39
Total from Investment Operations	2.04		0.10	(0.36)	1.90	4.73	1.48

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.02)		(0.07)	(0.09)	(0.08)	(0.07)	(0.08)
From Net Realized Gain on Investments	–		(0.76)	(0.57)	(0.59)	(0.41)	(0.31)
Total Distributions	(0.02)		(0.83)	(0.66)	(0.67)	(0.48)	(0.39)
Net Asset Value, End of Year	$19.39		$17.37	$18.10	$19.12	$17.89	$13.64

Total Return	11.74	%(1)	0.51%	(1.94)%	10.66%	34.92%	11.75%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.13	%(2)	1.15%	1.14%	1.14%	1.15%	1.16%
Net Investment Income	0.21	%(2)	0.40%	0.43%	0.47%	0.42%	0.66%
Net Assets Value End of Year (000 omitted)	$335,569		$314,067	$333,729	$359,487	$341,781	$272,140
Portfolio Turnover Rate	17%		61%	21%	16%	19%	83%

(1)	Total return not annualized for periods less than one full year.
(2)	Ratios for periods of less than a year are annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2017	37

Financial Highlights

WesMark Balanced Fund

	For the Six Months Ended June 30, 2017 (Unaudited)		For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value Beginning of Year	$12.30		$11.65	$12.67	$12.09	$11.02	$10.56
Income (Loss) from Investment Operations:
Net Investment Income	0.11		0.20	0.19	0.20	0.19	0.21
Net Realized and Unrealized Gain (Loss) on Investments	0.32		0.92	(0.43)	0.70	1.30	0.68
Total from Investment Operations	0.43		1.12	(0.24)	0.90	1.49	0.89

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.11)		(0.21)	(0.20)	(0.19)	(0.20)	(0.20)
From Net Realized Gain on Investments	–		(0.26)	(0.58)	(0.13)	(0.22)	(0.23)
Total Distributions	(0.11)		(0.47)	(0.78)	(0.32)	(0.42)	(0.43)
Net Asset Value, End of Year	$12.62		$12.30	$11.65	$12.67	$12.09	$11.02

Total Return	3.47	%(1)	9.68%	(1.94)%	7.50%	13.57%	8.44%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.23	%(2)	1.23%	1.22%	1.22%	1.25%	1.27%
Net Investment Income	1.71	%(2)	1.69%	1.57%	1.57%	1.60%	1.87%
Net Assets Value End of Year (000 omitted)	$111,793		$106,577	$101,049	$102,402	$88,671	$71,096
Portfolio Turnover Rate	9%		49%	30%	18%	26%	31%

(1)	Total return not annualized for periods less than one full year.
(2)	Ratios for periods of less than a year are annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

38	www.wesmarkfunds.com

Financial Highlights

WesMark Government Bond Fund

	For the Six Months Ended June 30, 2017 (Unaudited)		For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value Beginning of Year	$9.84		$9.94	$10.03	$9.78	$10.34	$10.29
Income (Loss) from Investment Operations:
Net Investment Income	0.09		0.14	0.14	0.16	0.17	0.19
Net Realized and Unrealized Gain (Loss) on Investments	0.05		(0.06)	(0.06)	0.27	(0.53)	0.09
Total from Investment Operations	0.14		0.08	0.08	0.43	(0.36)	0.28

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.11)		(0.17)	(0.17)	(0.18)	(0.20)	(0.21)
From Net Realized Gain on Investments	–		(0.01)	–	0.00 (1)	–	(0.02)
Total Distributions	(0.11)		(0.18)	(0.17)	(0.18)	(0.20)	(0.23)
Net Asset Value, End of Year	$9.87		$9.84	$9.94	$10.03	$9.78	$10.34

Total Return	1.25	%(2)	0.79%	0.81%	4.43%	(3.53)%	2.75%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.01	%(3)	1.01%	1.00%	1.00%	1.01%	1.01%
Net Investment Income	1.59	%(3)	1.41%	1.51%	1.64%	1.72%	1.84%
Net Assets Value End of Year (000 omitted)	$248,177		$248,517	$258,097	$271,979	$266,537	$271,373
Portfolio Turnover Rate	15%		33%	13%	17%	26%	56%

(1)	Less than $0.005 per share.
(2)	Total return not annualized for periods less than one full year.
(3)	Ratios for periods of less than a year are annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2017	39

Financial Highlights

WesMark West Virginia Municipal Bond Fund

	For the Six Months Ended June 30, 2017 (Unaudited)		For the Year Ended December 31, 2016		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value Beginning of Year	$10.36		$10.57		$10.59	$10.16	$10.72	$10.56
Income (Loss) from Investment Operations:
Net Investment Income	0.12		0.21		0.23	0.25	0.27	0.30
Net Realized and Unrealized Gain (Loss) on Investments	0.17		(0.20)		(0.01)	0.44	(0.55)	0.18
Total from Investment Operations	0.29		0.01		0.22	0.69	(0.28)	0.48

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.12)		(0.21)		(0.23)	(0.25)	(0.27)	(0.30)
From Net Realized Gain on Investments	–		(0.01)		(0.01)	(0.01)	(0.01)	(0.02)
Total Distributions	(0.12)		(0.22)		(0.24)	(0.26)	(0.28)	(0.32)
Net Asset Value, End of Year	$10.53		$10.36		$10.57	$10.59	$10.16	$10.72

Total Return	2.68	%(1)	0.06%		2.14%	6.87%	(2.58)%	4.53%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.07	%(2)	1.05%		0.96%	0.96%	0.97%	0.97%
Net Investment Income	2.06	%(2)	2.01%		2.19%	2.38%	2.64%	2.78%
Expense Waiver/Reimbursement(3)	–		0.02	%(4)	0.10%	0.10%	0.10%	0.10%
Net Assets Value End of Year (000 omitted)	$116,522		$118,168		$118,456	$120,968	$110,705	$114,375
Portfolio Turnover Rate	3%		17%		15%	15%	15%	17%

(1)	Total return not annualized for periods less than one full year.
(2)	Ratios for periods of less than a year are annualized.
(3)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.
(4)	As of February 29, 2016, the waiver was voluntarily terminated by the Adviser.

See Notes to Financial Statements which are an integral part of the Financial Statements.

40	www.wesmarkfunds.com

Financial Highlights

WesMark Tactical Opportunity Fund

	For the Period Ended June 30, 2017(1) (Unaudited)
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Income	0.00	(2)
Net Realized and Unrealized Gain on Investments	0.26
Total from Investment Operations	0.26

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

Total Distributions	–
Net Asset Value, End of Period	$10.26

Total Return	2.60	%(3)

RATIOS TO AVERAGE NET ASSETS

Net Expenses(4)	1.75	%(5)
Net Investment Income(4)(6)	0.03	%(5)
Expense Waiver/Reimbursement	0.60	%(5)
Net Assets Value End of Period (000 omitted)	$20,026
Portfolio Turnover Rate	52%

(1)	The WesMark Tactical Opportunity Fund commenced operations on March 1, 2017.
(2)	Less than $0.005 per share.
(3)	Total return not annualized for periods less than one full year.
(4)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying investment companies in which the Fund invests.
(5)	Ratios for periods of less than a year are annualized.
(6)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2017	41

Notes to Financial Statements

June 30, 2017 (Unaudited)

1. ORGANIZATION

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios (individually referred to as the “Fund,” or collectively as the “Funds”), which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Growth Fund (“Small Company Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Growth Fund (“Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia
WesMark Tactical Opportunity Fund (“Tactical Opportunity Fund”)	Diversified	To achieve capital appreciation

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies.

Investment Valuation – In calculating their net asset value (NAV), the Funds generally value investments as follows:

››	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
››	Fixed-income securities acquired with remaining maturities greater than 60 days may be valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
››	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
››	Options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.
››	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Fair Valuation and Significant Events Procedures – The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mean evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

42	www.wesmarkfunds.com

Notes to Financial Statements

June 30, 2017 (Unaudited)

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

››	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
››
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and

››
Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation approach used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation approach. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 —
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Funds’ investments carried at fair value:

Small Company Growth Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$89,037,263	$–	$–	$89,037,263
Exchange Traded Funds	1,848,448	–	–	1,848,448
Short Term Investments	10,321,412	–	–	10,321,412
Total	$101,207,123	$–	$–	$101,207,123

Semi-Annual Report | June 30, 2017	43

Notes to Financial Statements

June 30, 2017 (Unaudited)

Growth Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$313,487,879	$–	$–	$313,487,879
Short Term Investments	23,053,322	–	–	23,053,322
Total	$336,541,201	$–	$–	$336,541,201

Balanced Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$69,027,208	$–	$–	$69,027,208
Exchange Traded Funds	1,788,678	–	–	1,788,678
Corporate Bonds	–	15,504,383	–	15,504,383
U.S. Government Agency - Collateralized Mortgage Obligations	–	6,805,076	–	6,805,076
U.S. Government Agency - Mortgage Backed Securities	–	5,456,407	–	5,456,407
U.S. Government Agency Securities	–	4,519,434	–	4,519,434
Taxable Municipal Bonds	–	5,956,559	–	5,956,559
Short Term Investments	662,551	–	–	662,551
Total	$71,478,437	$38,241,859	$–	$109,720,296

Other Financial Instruments
Liabilities
Written Options	$(5,760)	$–	$–	$(5,760)
Total	$(5,760)	$–	$–	$(5,760)

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Notes to Financial Statements

June 30, 2017 (Unaudited)

Government Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Agency - Collateralized Mortgage Obligations	$–	$152,213,911	$–	$152,213,911
U.S. Government Agency - Mortgage Backed Securities	–	37,601,258	–	37,601,258
U.S. Treasury Bonds	–	11,095,000	–	11,095,000
Taxable Municipal Bonds	–	45,050,196	–	45,050,196
Short Term Investments	3,383,565	–	–	3,383,565
Total	$3,383,565	$245,960,365	$–	$249,343,930

West Virginia Municipal Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$115,011,051	$–	$115,011,051
Short Term Investments	755,020	–	–	755,020
Total	$755,020	$115,011,051	$–	$115,766,071

Tactical Opportunity Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$17,703,647	$–	$–	$17,703,647
Short Term Investments	3,291,492	–	–	3,291,492
Total	$20,995,139	$–	$–	$20,995,139

Other Financial Instruments
Liabilities
Written Options	$(6,260)	$–	$–	$(6,260)
Total	$(6,260)	$–	$–	$(6,260)

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the six months ended June 30, 2017. Thus, a reconciliation of assets in which unobservable inputs (Level 3) were used is not applicable for the Funds.

There were no transfers into and out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

*	For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolios of Investments.

Semi-Annual Report | June 30, 2017	45

Notes to Financial Statements

June 30, 2017 (Unaudited)

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Trust level expenses are allocated to each Fund based on net assets, equally across all Funds, or to a specific Fund, whichever is deemed most appropriate for a particular expense. Each Fund pays its own expenses.

Distributions of net investment income, if any, for the Small Company Growth Fund, Growth Fund, and Tactical Opportunity Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Distributions of capital gains, if any, for Small Company Growth Fund, Growth Fund, Balanced Fund, Government Bond Fund, West Virginia Municipal Bond Fund, and Tactical Opportunity Fund are declared and paid annually.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted over the estimated lives of such securities for financial statement purposes. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes – It is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, (the “Code”) and to distribute to shareholders each year substantially all of its income. As of and during the year ended December 31, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have not incorporated uncertain tax positions that require a provision for income taxes and federal and state taxing authorities.

The Funds may be subject to taxes imposed by governments of countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income is earned.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. There were no restricted securities for the Funds as of June 30, 2017.

Derivative Instruments and Hedging Activities – The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price, thus involving additional payments by the Funds; 4) possible adverse tax consequences; 5) possible unforeseen redemption request by a derivative counter party increasing possible portfolio losses or costs, or preventing a Fund from implementing its investment strategy; and 6) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

46	www.wesmarkfunds.com

Notes to Financial Statements

June 30, 2017 (Unaudited)

Writing Covered Call Options and Purchasing Put Options

The Funds will not write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable forms without further payment or after segregating cash in the amount of any further payment.

The Funds will not purchase put options on securities unless the securities are held in the Fund’s portfolio.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value, or net assets will not result in a violation of such restriction.

Option contracts (options) - are rights to buy or sell a security for a specified price within a specified period. The seller of the option receives a payment, or premium, from the buyer, which the seller keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the over the counter (OTC) market and may be bought or sold on a wide variety of securities. As of June 30, 2017, all options held are exchange-traded and not subject to master netting arrangements.

A Fund may buy and/or sell the following types of options:

Call Options - A call option gives the holder (buyer) the right to buy the underlying security from the seller (writer) of the option. A Fund may use call options in the following ways:

››	Buy call options on a security in anticipation of an increase in the value of the security; or
››
Sell call options on a security to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying security. If a Fund writes a call option on a security that it owns and that call option is exercised, a Fund must deliver the security to the buyer and foregoes any possible profit from an increase in the market price of the security over the exercise price plus the premium received.

Put Options - A put option gives the holder the right to sell the security to the writer of the option. A Fund may use put options in the following ways:

››	Buy put options on a security in anticipation of a decrease in the value of the Reference Instrument; or
››
Write put options on a security to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the security. In writing puts, there is a risk that a Fund may be required to take delivery of the security when its current market price is lower than the exercise price.

A Fund may also buy or write options, as needed, to close out existing option positions. Finally, a Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the Reference Instrument).

Semi-Annual Report | June 30, 2017	47

Notes to Financial Statements

June 30, 2017 (Unaudited)

The following Funds had the following transactions in written options during the six months ended June 30, 2017:

WesMark Growth Fund
	Written Call Options
	Contracts	Premiums
Outstanding, December 31, 2016	–	$–
Opened	(3,500)	(298,964)
Closed	–	–
Exercised	1,479	149,123
Expired	2,021	149,841
Outstanding, June 30, 2017	–	$–
Value, June 30, 2017		$–

WesMark Balanced Fund
	Written Call Options
	Contracts	Premiums
Outstanding, December 31, 2016	(200)	$(60,651)
Opened	(3,080)	(159,635)
Closed	–	–
Exercised	520	99,607
Expired	2,520	116,561
Outstanding, June 30, 2017	(240)	$(4,118)
Value, June 30, 2017		$(5,760)

WesMark Tactical Opportunity Fund
	Written Call Options
	Contracts	Premiums
Outstanding, December 31, 2016	–	$–
Opened	(448)	(31,102)
Closed	–	–
Exercised	178	16,182
Expired	155	6,148
Outstanding, June 30, 2017	(115)	$(8,772)
Value, June 30, 2017		$(6,260)

The WesMark Growth Fund, Balanced Fund and Tactical Opportunity Fund had average written call option contracts volume of 417, 426 and 104, respectively, during the six months ended June 30, 2017.

48	www.wesmarkfunds.com

Notes to Financial Statements

June 30, 2017 (Unaudited)

The effect of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2017:

Risk Exposure	Asset Derivatives Statements of Assets and Liabilities Location	Fair Value	Liability Derivatives Statements of Assets and Liabilities Location	Fair Value
WesMark Growth Fund
Equity Contracts (Written Options)	N/A	N/A	Written Options, At value	$–
Total		N/A		$–
WesMark Balanced Fund
Equity Contracts (Written Options)	N/A	N/A	Written Options, At value	$5,760
Total		N/A		$5,760
WesMark Tactical Opportunity Fund
Equity Contracts (Written Options)	N/A	N/A	Written Options, At value	$6,260
Total		N/A		$6,260

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2017:

Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
WesMark Growth Fund
Equity Contracts (Written Options)	Net realized gain on written options/Net change in unrealized appreciation (depreciation) of written options	$149,441	$–
Total		$149,441	$–
WesMark Balanced Fund
Equity Contracts (Written Options)	Net realized gain on written options/Net change in unrealized appreciation (depreciation) of written options	$116,486	$(61,871)
Total		$116,486	$(61,871)
WesMark Tactical Opportunity Fund
Equity Contracts (Written Options)	Net realized gain on written options/Net change in unrealized appreciation (depreciation) of written options	$6,110	$2,512
Total		$6,110	$2,512

Semi-Annual Report | June 30, 2017	49

Notes to Financial Statements

June 30, 2017 (Unaudited)

3. Shares of Beneficial Interest

The following tables summarize share activity:

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016
Small Company Growth Fund
Shares sold	266,377	602,573
Shares issued to shareholders in payment of distributions declared	–	145,326
Shares redeemed	(385,811)	(818,925)
Net decrease resulting from share transactions	(119,434)	(71,026)
Common shares outstanding, end of period	7,140,775	7,260,209

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016
Growth Fund
Shares sold	375,961	1,091,778
Shares issued to shareholders in payment of distributions declared	6,269	290,770
Shares redeemed	(1,159,025)	(1,739,472)
Net decrease resulting from share transactions	(776,795)	(356,924)
Common shares outstanding, end of period	17,306,313	18,083,108

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016
Balanced Fund
Shares sold	632,687	993,694
Shares issued to shareholders in payment of distributions declared	13,832	63,122
Shares redeemed	(454,781)	(1,066,024)
Net increase/(decrease) resulting from share transactions	191,738	(9,208)
Common shares outstanding, end of period	8,859,770	8,668,032

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016
Government Bond Fund
Shares sold	1,386,973	2,396,776
Shares issued to shareholders in payment of distributions declared	35,403	74,330
Shares redeemed	(1,524,459)	(3,180,668)
Net decrease resulting from share transactions	(102,083)	(709,562)
Common shares outstanding, end of period	25,150,018	25,252,101

50	www.wesmarkfunds.com

Notes to Financial Statements

June 30, 2017 (Unaudited)

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016
West Virginia Municipal Bond Fund
Shares sold	736,958	1,041,809
Shares issued to shareholders in payment of distributions declared	22,683	51,804
Shares redeemed	(1,099,977)	(900,995)
Net increase/(decrease) resulting from share transactions	(340,336)	192,618
Common shares outstanding, end of period	11,063,996	11,404,332

For the Period Ended June 30, 2017 (Unaudited)
Tactical Opportunity Fund
Shares sold	1,972,291
Shares issued to shareholders in payment of distributions declared	–
Shares redeemed	(21,283)
Net increase resulting from share transactions	1,951,008
Common shares outstanding, end of period	1,951,008

Semi-Annual Report | June 30, 2017	51

Notes to Financial Statements

June 30, 2017 (Unaudited)

4. Federal Tax Information AND Tax BASIS

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences were primarily attributable to differences in the treatment of paydown adjustments, distribution differences, and treatment of certain other investments. For the Funds’ most recent year ended December 31, 2016, permanent differences identified and reclassified among the components of net assets were as follows:

Fund Name	Paid-in Capital		Increase (Decrease) Accumulated Net Investment Income		Accumulated Net Realized Gain (Loss) on Investments
Small Company Growth Fund		$26		$42,332		$(42,358)
Growth Fund		$–		$–		$–
Balanced Fund		$–		$43,054		$(43,054)
Government Bond Fund		$–		$709,112		$(709,112)
West Virginia Municipal Bond Fund		$–		$–		$–
Tactical Opportunity Fund	$	N/A	$	N/A	$	N/A

Net investment income (loss), net realized gains (losses), and total net assets were not affected by these reclassifications.

For federal income tax purposes, the following amounts apply as of June 30, 2017:

Fund Name	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Income Tax Purposes
Small Company Growth Fund	$31,802,465	$(891,827)	$30,910,638	$70,296,485
Growth Fund	$118,221,464	$(2,958,409)	$115,263,055	$221,278,146
Balanced Fund	$19,524,915	$(687,640)	$18,837,275	$90,883,021
Government Bond Fund	$2,400,560	$(2,880,997)	$(480,437)	$249,824,367
West Virginia Municipal Bond Fund	$3,186,112	$(213,809)	$2,972,303	$112,793,768
Tactical Opportunity Fund	$420,950	$(37,402)	$383,548	$20,611,591

The difference between book and tax basis for unrealized appreciation/(depreciation) for the Funds is attributable to wash sales.

The tax character of distributions as reported on the Statements of Changes in Net Assets for the year ended December 31, 2016 was as follows:

	For Year Ended December 31, 2016
Fund Name	Tax-Exempt Income		Ordinary Income		Long-Term Capital Gain		Total
Small Company Growth Fund		$–		$245,598		$4,722,750		$4,968,348
Growth Fund		$–		$1,266,203		$13,376,841		$14,643,044
Balanced Fund		$–		$1,792,463		$2,185,731		$3,978,194
Government Bond Fund		$–		$4,351,315		$281,437		$4,632,752
West Virginia Municipal Bond Fund		$2,422,059		$13,340		$66,123		$2,501,522
Tactical Opportunity Fund	$	N/A	$	N/A	$	N/A	$	N/A

52	www.wesmarkfunds.com

Notes to Financial Statements

June 30, 2017 (Unaudited)

As of December 31, 2016, the Funds most recent year end, the components of distributable earnings on a tax basis were as follows:

Fund Name	Undistributed tax-exempt income		Undistributed net investment income		Accumulated net realized gain (loss) on investments		Other cumulative effect of timing differences		Net unrealized appreciation (depreciation) on investments		Total
Small Company Growth Fund		$–		$–		$127,136		$–		$36,692,985		$36,820,121
Growth Fund		$–		$23,425		$2,885,541		$–		$104,638,418		$107,547,384
Balanced Fund		$–		$32,452		$429,892		$–		$18,572,743		$19,035,087
Government Bond Fund		$–		$137,804		$–		$(116,255)		$(1,456,655)		$(1,435,106)
West Virginia Municipal Bond Fund		$–		$–		$84,276		$–		$1,113,032		$1,197,308
Tactical Opportunity Fund	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

The Wesmark Government Bond Fund had capital loss carryovers used during the year ending December 31, 2016 in the amount of $458,205.

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.

The Funds elect to defer to the period ending December 31, 2017, capital losses recognized during the period November 1, 2016 to December 31, 2016 in the amount of:

Fund Name	Capital Losses
WesMark Government Bond Fund	$116,255

5. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee – WesBanco Investment Department is the Funds’ investment adviser (the “Adviser”). The Advisory Agreement between the Funds and the Adviser provides for an annual fee equal to the percentage of each Fund’s average daily net assets as follows:

Fund Name	Investment Adviser Fee Percentage
Small Company Growth Fund	0.75%
Growth Fund	0.75%
Balanced Fund	0.75%
Government Bond Fund	0.60%
West Virginia Municipal Bond Fund	0.60%
Tactical Opportunity Fund	0.75%

The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

For the six months ended June 30, 2017, the Adviser waived the following fees:

Fund Name	Adviser Fee Waiver
Tactical Opportunity Fund	$27,058

Administrative Fee – ALPS Fund Services, Inc. (“ALPS”) provides the Funds with certain administrative personnel and services. The fees paid to ALPS are based on the daily average aggregate net assets of the Trust for the period, subject to an annual minimum (on the Trust level). Fees are allocated to each Fund based on daily net assets (each Fund’s net assets as a percentage of total Trust net assets).

Distribution (12b-1) Fee – ALPS Distributors, Inc. (“ADI”) serves as the Funds’ distributor.

The Funds’ Trustees previously adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds could have compensated the distributor from the net assets of the Funds to finance activities intended to result in sale of each Fund’s shares. The Plan specified that the Funds may have incurred distribution expenses at 0.25% of the daily net assets of each Fund. The Plan expired on August 31, 2007, and the Funds’ Trustees did not approve its renewal.

Shareholder Services Fee – Under the terms of Shareholder Services Agreements with WesBanco Bank (“WesBanco”), an affiliate of the Adviser, and other financial institutions, the Funds may pay WesBanco, or other financial institutions, up to 0.25% of average daily net assets. The fee is used to finance certain services for shareholders and to maintain shareholder accounts. WesBanco and the financial institutions may voluntarily choose to waive any portion of their fee. WesBanco and the financial institutions can modify or terminate this voluntary waiver at any time at their sole discretion.

Recordkeeping Fee – The Funds may pay recordkeeping fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders.

Semi-Annual Report | June 30, 2017	53

Notes to Financial Statements

June 30, 2017 (Unaudited)

Custodian Fees – WesBanco, an affiliate of the Adviser, is the Funds’ custodian. The custodian fee paid to WesBanco is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses. WesBanco may voluntarily choose to waive any portion of its fee. WesBanco can modify or terminate this voluntary waiver at any time at its sole discretion.

Offering Costs – The Tactical Opportunity Fund will bear all expenses incurred in its business and operations, including all organization and initial offering costs (unless assumed by the Adviser), subject to the expense limitation plan. Costs incurred in connection with the offering and initial registration of the Tactical Opportunity Fund have been deferred and will be amortized on a straight-line bases over the first twelve months after commencement of operations.

General – Certain Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

6. Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2017, were as follows:

Fund	Purchases	Sales
Small Company Growth Fund	$24,422,879	$32,142,460
Growth Fund	53,886,694	71,612,370
Balanced Fund	11,475,102	9,997,898
Government Bond Fund	40,820,156	29,707,389
West Virginia Municipal Bond Fund	3,768,922	6,067,368
Tactical Opportunity Fund	21,313,067	4,018,292

Purchases and Sales of U.S. Government Securities, other than short-term securities, for the six months ended June 30, 2017 were as follows:

Fund	Purchases	Sales
Government Bond Fund	$–	$7,821,664

7. CONCENTRATION OF RISK

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at June 30, 2017, 26% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

8. Compensation of Trustees

None of the Trustees are entitled to receive any retirement, pension plans or deferred compensation benefits from the Trust. Interested Trustees receive the same compensation as Independent Trustees. No officers of the Funds are compensated by the Funds, but officers may be reimbursed by the Funds for travel and related expenses incurred in performing their duties.

54	www.wesmarkfunds.com

Shareholder Expense Example

June 30, 2017 (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and to the extent applicable, shareholder services fees and other Fund expenses. This example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

ACTUAL EXPENSES

The first line of the table below (“Actual Fund Return”) provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading “Expense Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each fund of the table below (“Hypothetical Fund Return”) provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table below (“Hypothetical Fund Return”) is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expense Paid During Period(1)	Net Expense Ratios(2)
WesMark Small Company Growth Fund
Actual Fund Return	$ 1,000.00	$ 1,030.00	$ 6.24	1.24%
Hypothetical Fund Return (assuming a 5% return before expenses)	$ 1,000.00	$ 1,018.65	$ 6.21	1.24%
WesMark Growth Fund
Actual Fund Return	$ 1,000.00	$ 1,117.40	$ 5.93	1.13%
Hypothetical Fund Return (assuming a 5% return before expenses)	$ 1,000.00	$ 1,019.19	$ 5.66	1.13%
WesMark Balanced Fund
Actual Fund Return	$ 1,000.00	$ 1,034.70	$ 6.21	1.23%
Hypothetical Fund Return (assuming a 5% return before expenses)	$ 1,000.00	$ 1,018.70	$ 6.16	1.23%
WesMark Government Bond Fund
Actual Fund Return	$ 1,000.00	$ 1,012.50	$ 5.04	1.01%
Hypothetical Fund Return (assuming a 5% return before expenses)	$ 1,000.00	$ 1,019.79	$ 5.06	1.01%
WesMark West Virginia Municipal Bond Fund
Actual Fund Return	$ 1,000.00	$ 1,026.80	$ 5.38	1.07%
Hypothetical Fund Return (assuming a 5% return before expenses)	$ 1,000.00	$ 1,019.49	$ 5.36	1.07%
WesMark Tactical Opportunity Fund(3)
Actual Fund Return	$ 1,000.00	$ 1,026.00	$ 5.88	1.75%
Hypothetical Fund Return (assuming a 5% return before expenses)	$ 1,000.00	$ 1,010.77	$ 5.83	1.75%

(1)	Expenses are equal to the Funds' annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).
(2)	Annualized, based on the Fund's most recent fiscal half-year expenses.
(3)	The Wesmark Tactical Opportunity Fund commenced operations on March 1, 2017.

Semi-Annual Report | June 30, 2017	55

Board Review of Advisory Contract

June 30, 2017 (Unaudited)

As required by the 1940 Act, the Board of Trustees (“Board” or “Trustees”) of the WesMark Funds (“Funds”) has reviewed, at its May 2017 meeting, the Funds’ investment advisory contract with WesBanco Investment Department (“Adviser”). The Board met telephonically prior to the meeting to discuss the materials received in connection with their consideration of the renewal of the investment advisory agreement and made an additional request to the Adviser at that time. Following a review and approval by the Funds’ Independent Trustees in executive session at the May meeting, the Board reviewed and approved the continuation of the Funds’ investment advisory agreement with the Adviser for the one-year period commencing on May 31, 2017. The Board’s decision to approve the investment advisory agreement reflects the exercise of its business judgment on whether to continue the existing arrangements.

The Board is aware that various courts, including the United States Supreme Court, have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation: the nature, extent and quality of the services provided by the Adviser, including the investment performance of a Fund and the Adviser; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a Fund grows larger and whether fee levels reflect these economies of scale; any profits or indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser’s services and fees. The Funds’ Board is aware of these factors and is guided by them in its review of the Funds’ advisory contract to the extent they are appropriate and relevant, as discussed further below.

In connection with its review, the Board requests and receives a significant amount of detailed information about the Funds and the WesBanco organization. The Adviser and other service providers of the Funds provide much of this information at each regular meeting of the Board, and furnish additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board receives additional information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as: the Adviser’s investment philosophy, personnel, and processes; a Fund’s short- and long-term performance (in absolute terms, certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; a Fund’s expenses (including the advisory fee itself and the overall expense structure of a Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for any expense limitations); the use and allocation of brokerage commissions derived from trading a Fund’s portfolio securities; the nature and extent of the advisory and other services provided to a Fund by the Adviser and its affiliates; compliance and audit reports concerning the Funds and the primary service providers to the Funds; and relevant developments in the mutual fund industry and how the Funds and/or the Adviser are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. Changing circumstances drive the criteria considered and the emphasis placed on relevant criteria.

With respect to the nature and quality of the services provided by the Adviser, the Board received and considered information concerning the nature, extent and quality of the services provided to the Funds. The Trustees considered the background and experience of the members of the portfolio management teams responsible for the day-to-day management of the Funds and considered the functioning of the portfolio management teams for the Funds. In this regard the Board discussed the work load and work allocation among the various portfolio managers. The Trustees also considered the new resources that the Adviser recently added in investment research and compliance. The Board concluded it was satisfied with the functioning of the portfolio management teams and was satisfied with the capabilities and commitment of the Adviser to provide high quality service to the Funds. With respect to a Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be useful, given the high degree of competition within the mutual fund business. While mindful that courts have cautioned against giving such comparisons too much weight, the Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because it is believed that they are more relevant. For example, other mutual funds are the products most like the Funds, and they are readily available as alternative investment vehicles. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Funds compete. A Fund’s ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund’s investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services are such as to warrant continuation of the advisory contract. The Funds are the only advisory clients of the Adviser. However, personnel of the Adviser may assist in the provision of asset management services for clients of affiliates of the Adviser. The Board is aware of these arrangements and is briefed on any changes to these arrangements.

For the one year and three year period ended March 31, 2017, the performance of the WesMark Small Company Growth Fund and WesMark Growth Fund were below the median of the relevant peer groups. The WesMark West Virginia Municipal Bond Fund’s Performance for the one year period ended March 31, 2017 was at the median of the relevant peer group but for the three year period ended March 31, 2017 was below the median of the relevant peer group. The performance of the WesMark Balanced Fund for the one year period ended March 31, 2017 was below the median of the relevant peer group but for the three year period ended March 31, 2017 was above the median of the relevant peer group. The performance of the WesMark Government Bond for the one year and three year periods ended March 31, 2017 was above the median

56	www.wesmarkfunds.com

Board Review of Advisory Contract

June 30, 2017 (Unaudited)

of the relevant peer group. The Board reviewed the performance of the Funds for the first quarter of 2017 and noted that the WesMark Growth Fund, WesMark Small Company Growth Fund and WesMark West Virginia Municipal Bond Fund were above the median of their respective peer groups for the quarter, while the WesMark Balanced Fund and the WesMark Government Fund were below the median of their respective peer groups for the quarter. The Board also noted that the peer performance comparisons for the WesMark West Virginia Municipal Bond Fund were of limited value because of the unique nature of the West Virginia municipal bond market and the limited number of municipal bond funds dedicated to West Virginia. Overall the Board concluded that it was satisfied with the Advisor’s performance in managing the Funds. The Board will continue to monitor these efforts and performance of the Funds.

The Board requested and reviewed a report prepared by an independent rating organization which compared each of the Fund’s fees, including gross advisory fees, to a peer group for each WesMark Fund compiled by the independent rating organization. The report indicated that the gross investment advisory fee for WesMark West Virginia Municipal Bond Fund, WesMark Balanced Fund, WesMark Growth Fund and WesMark Government Bond Fund were above the average for the selected peer groups while the gross investment advisory fee for WesMark Small Company Growth Fund was below the average for the selected peer group. The Board also reviewed the other information provided in the report such as the Funds’ total expense ratios verses those of the selected peer groups. Based on the review of the report, the Board concluded it was satisfied that the advisory fees and overall expense structure of the Funds remained competitive and was satisfied with the nature, extent and quality of the Adviser’s services. The Board will continue to monitor advisory fees and other expenses borne by the Funds.

The Board also considered whether “economies of scale” may exist and whether the Funds benefit from any such economies. The Board noted that, each of the Funds is still of relatively small size relative to many of its peers and had not experienced meaningful asset growth over the past year. Under these circumstances, the Board concluded there were no meaningful “economies of scale” enjoyed by the adviser in managing the Funds. However, the Board noted that shareholders of a Fund may benefit from an increase in size of the Fund due to the fixed expenses of the Fund being spread over a larger asset base potentially resulting in lower expense ratios for the Funds. The Trustees also noted that the Adviser had made investments in the hiring of investment management personnel and that the benefits of those investments were likely to be experienced by the Funds as a whole.

The Board also receives financial information about the Adviser, including information on the profitability of the Adviser on a fund- by-fund basis. Although the Board considered the profitability of the Adviser on a fund-by-fund basis, in the Board’s view, the cost of performing advisory services on a fund-specific basis is difficult to estimate satisfactorily as it involves making certain assumptions in the allocation of expenses and is a relatively minor consideration in its overall evaluation. The Board therefore determined that the profitability analysis was of limited value.

The Board considered, in addition to the advisory fees, the compensation and benefits received by the Adviser and its affiliates from their relationship with the Funds. This included fees received for services, such as custody and shareholder servicing, provided to the Funds by other entities in the WesBanco organization and research and trading services received by the Adviser from brokers (or from third parties with which these broker-dealers have arrangements) that execute fund trades (“soft dollar arrangements”). The Trustees considered the benefit to the Adviser and its affiliates from such soft dollar arrangements, including that the services received are of value to the Adviser in advising the Funds and that the Adviser might otherwise be required to separately purchase such services. The Trustees concluded that the “soft dollar” arrangements appeared to benefit the Funds and did not seem unreasonable. The Board also concluded that the amounts received by the Advisor or its affiliates for the provision of custody and shareholder servicing did not appear unreasonable.

In assessing the Adviser’s performance of its obligations, the Board also considers whether a circumstance or event has occurred that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. Thus, the Board’s “selection” or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Funds. The Board concluded that, in light of the factors discussed above, including the nature, extent, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.

The Board also reviewed and discussed the quality of the material provided to the Board and the process by which the Board considered the renewal of the advisory agreement. The Board concluded that it was satisfied with the material provided by the Adviser and was satisfied with the process for considering renewal of the agreement. However, in order to continuously focus on improving the quality of the material and the process for reviewing the material the Board determined to continue to work with the Adviser in jointly identifying areas of improvement, if any.

The Board based its decision to renew the advisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. The Board does not consider any one factor to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that the Adviser’s performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements. Because the totality of circumstances includes considering the relationship of each Fund to the WesMark family of Funds, the Board does not approach consideration of each Fund’s advisory contract as if that were the only fund offered by the Adviser.

Semi-Annual Report | June 30, 2017	57

Additional Information

June 30, 2017 (Unaudited)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds’ prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Voting Proxies on Fund Portfolio Securities

A  description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in a Fund’s portfolio is available, without charge and upon request, by calling 1-800-864-1013. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available without charge and upon request by calling the Funds toll-free at 1-800-864-1013. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of its fiscal year, on Form N-Q. These filings are also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information on the WesMark Funds website at www.wesmarkfunds.com by clicking on “Quarterly Reports”, then selecting the name of the Fund.

NOTICE TO STOCKHOLDERS

For the year ended December 31, 2016, 99.45% of the distributions from net investment income for West Virginia Municipal Bond Fund are exempt from federal income tax.

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended December 31, 2016, the percentages qualifying for the dividend received deduction available to corporate shareholders are as follows:

Fund Name	Percentage
Growth Fund	100.00%
Balanced Fund	93.20%
Small Company Growth Fund	100.00%

For the year ended December 31, 2016, the following percentages of total ordinary dividends paid by the Funds are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information will be reported in conjunction with the reporting of your distributions on Form 1099-DIV. The percentages were as follows:

Fund Name	Percentage
Growth Fund	100.00%
Balanced Fund	93.48%
Small Company Growth Fund	100.00%

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Small Company Growth Fund, Growth Fund, Balanced Fund, West Virginia Municipal Bond Fund and Government Bond Fund designated $4,722,750, $13,376,841, $2,185,731, $66,123 and $281,437 respectively as long-term capital gain dividends.

58	www.wesmarkfunds.com

Glossary of Terms

June 30, 2017 (Unaudited)

Investment Ratings:

Description	Standard and Poor’s Long-Term Debt Rating	Moody’s Investors Service Long-Term Bond Rating
Highest rating available. Capacity to pay interest and repay principal is extremely strong. Carry smallest degree of investment risk.	AAA	Aaa
Very strong capacity to pay interest and repay principal. Differ from AAA rated securities by very small degree. Still considered high grade obligation.	AA	Aa
Strong capacity to pay interest and repay principal although is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than those rated higher. Considered upper medium grade obligation.	A	A
Regarded as having an adequate capacity to pay interest and repay principal. Any adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay vs. those rated higher. Considered medium grade obligation.	BBB	Baa
Judged to have speculative elements, but has less near-term vulnerability to default than other speculative=e issues. Faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.	BB	Ba
Has greater vulnerability to default but currently has capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest or principal. Generally lack characteristics of the desirable investment.	B	B
Currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest.	CCC	Caa
Typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating (by S&P). Represent obligations which are speculative in a high degree.	CC	Ca
Typically applied to debt subordinated to senior debt which has been assigned an actual or implied CCC-debt rating (by S&P). Represents the lowest rated class of bonds.	C	C

Semi-Annual Report | June 30, 2017	59

WesMark Funds℠

WesMark Small Company Growth Fund	» WMKSX
WesMark Growth Fund	» WMKGX
WesMark Balanced Fund	» WMBLX
WesMark Government Bond Fund	» WMBDX
WesMark West Virginia Municipal Bond Fund	» WMKMX
WesMark Tactical Opportunity Fund	» WMKTX

WesBanco

WesBanco Investment Department, Investment Adviser
A Division of WesBanco Bank, Inc.
Must be accompanied or preceded by a Prospectus.

ALPS Distributors, Inc., Distributor

WMK000434

Item 2.  Code of Ethics.

Not applicable to this semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.  Investments.

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

No changes to report.

Item 11.  Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))), are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Investment Company Act of 1940, as amended, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)	Not applicable to this semi-annual report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex.99.Cert.

(a)(3)	Not applicable to the registrant.

(b)
A certification of the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex.99.906.Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	WesMark Funds

By	/s/ David B. Ellwood
David B. Ellwood
President and Chief Executive Officer
(Principal Executive Officer)

Date	September 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David B. Ellwood
David B. Ellwood
President and Chief Executive Officer
(Principal Executive Officer)

Date	September 5, 2017

By	/s/ Steven Kellas
Steven Kellas
Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date	September 5, 2017